UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07988

LORD ABBETT INVESTMENT TRUST
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Christina T. Simmons, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	11/30

Date of reporting period:	8/31/2005

Item 1:           Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - BALANCED STRATEGY FUND August 31, 2005

		Value
Investments	Shares	(000)
INVESTMENTS IN UNDERLYING FUNDS 98.22%

Lord Abbett Affiliated
Fund, Inc. - Class Y(a)	34,048,048	$498,123

Lord Abbett Bond-Debenture
Fund, Inc. - Class Y(b)	35,198,383	280,179

Lord Abbett Large-Cap Core
Fund - Class Y(c)	3,915,029	110,678

Lord Abbett Total Return
Fund - Class Y(d)	15,272,693	161,891

Total Investments in Underlying Funds
(cost $986,747,280)		1,050,871

	Principal
	Amount
	(000)
SHORT-TERM INVESTMENT 1.81%

Repurchase Agreement 1.81% Repurchase Agreement dated 8/31/2005, 2.93% due 9/1/2005 with State Street Bank & Trust Co. collateralized by $19,945,000 of Federal Home Loan Mortgage Corp. at 3.625% due 2/15/2008; value: $19,730,791; proceeds: $19,340,929 (cost $19,339,356)	19,339	19,339

Total Investments in Securities 100.03% (cost $1,006,086,636)		1,070,210
Liabilities in Excess of Other Assets (0.03%)		(300)
Net Assets 100.00%		$1,069,910

(a)	Fund investment objective is to seek long-term growth of capital and income without excess fluctuations in market value.
(b)	Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(c)	Fund investment objective is growth of capital and growth of income consistent with reasonable risk.
(d)	Fund investment objective is to seek income and capital appreciation to produce a high total return.

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2005

	Shares
Investments	(000)	Value
LONG-TERM INVESTMENTS 98.78%

COMMON STOCKS 0.91%

Aerospace & Defense 0.91%
AAR Corp.* (cost $2,104,214)	120	$2,112,000

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)
CONVERTIBLE NOTES & BONDS 72.29%

Advertising 1.60%
Getty Images, Inc.	0.50%	6/9/2023	$1,925	3,705,625

Aerospace & Defense 2.52%
L-3 Communications Corp.+	3.00%	8/1/2035	1,840	1,911,300
Lockheed Martin Corp.	3.54%#	8/15/2033	3,700	3,920,742
Total				5,832,042

Airlines 0.96%
Continental Airlines, Inc.	4.50%	2/1/2007	1,405	1,215,325
Northwest Airlines Corp.	7.625%	11/15/2023	2,450	1,004,500
Total				2,219,825

Biotechnology 4.64%
CV Therapeutics, Inc.	3.25%	8/16/2013	2,000	2,410,000
deCODE genetics, Inc.	3.50%	4/15/2011	2,125	2,010,781
DOV Pharmaceutical, Inc.	2.50%	1/15/2025	1,425	1,255,781
Genzyme Corp.	1.25%	12/1/2023	2,640	3,026,100
Invitrogen Corp.	2.00%	8/1/2023	1,525	2,030,157
Total				10,732,819

Broadcast & Cable 1.17%
EchoStar Communications Corp.	5.75%	5/15/2008	2,701	2,704,376

Commercial Services 4.94%
Charles River Assoc. Inc.	2.875%	6/15/2034	1,600	2,190,000
Fluor Corp.	1.50%	2/15/2024	3,100	3,747,125
Navigant Int’l., Inc.	4.875%	11/1/2023	1,875	1,907,437
Quanta Services, Inc.	4.00%	7/1/2007	1,000	972,500

See Notes to Schedule of Investments.

1

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Quanta Services, Inc.	4.50%	10/1/2023	$2,150	$2,617,625
Total				11,434,687

Communication Equipment 4.77%
Agere Systems Inc.	6.50%	12/15/2009	2,855	2,890,687
Comverse Technology, Inc.	Zero Coupon	5/15/2023	2,150	3,179,313
Juniper Networks, Inc.	Zero Coupon	6/15/2008	2,390	2,930,738
Powerwave Technologies, Inc.	1.25%	7/15/2008	1,775	2,027,937
Total				11,028,675

Conglomerates 2.31%
Roper Industries, Inc.	1.481%	1/15/2034	5,500	3,031,875
Tyco Int’l. Group S.A.(a)	2.75%	1/15/2018	1,875	2,313,281
Total				5,345,156

Diversified Metals & Mining 2.38%
Anglo American plc(a)	3.375%	4/17/2007	2,320	2,665,870
Massey Energy Co.	4.75%	5/15/2023	1,050	2,849,438
Total				5,515,308

Diversified Financials 4.48%
Affiliated Managers Group, Inc	3.336%#	2/25/2033	1,400	2,343,950
American Express Co.	1.85%	12/1/2033	2,000	2,062,500
Euronet Worldwide, Inc.	1.625%	12/15/2024	2,550	2,642,437
GATX Financial Corp.	7.50%	2/1/2007	2,575	3,308,875
Total				10,357,762

Electronic Equipment & Instruments 0.97%
Artesyn Technologies, Inc.	5.50%	8/15/2010	1,725	2,253,281

Entertainment 1.05%
Lions Gate Entertainment Corp.(a)	3.625%	3/15/2025	2,500	2,437,500

Foods 1.56%
Morgan Stanley Series NESN+	1.00%	3/30/2012	3,600	3,611,250

Health Equipment & Supply 3.11%
ALZA Corp.	Zero Coupon	7/28/2020	2,750	2,406,250
Apogent Technologies Inc.	2.16%#	12/15/2033	2,345	2,867,091
Laboratory Corp. of America Holdings	Zero Coupon	9/11/2021	2,600	1,920,750
Total				7,194,091

See Notes to Schedule of Investments.

2

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Health Services 1.68%
Health Management Assoc., Inc.	1.50%	8/1/2023	$3,675	$3,890,906

Household Products 1.35%
Church & Dwight Co., Inc.	5.25%	8/15/2033	2,275	3,116,750

Internet Software & Services 0.82%
Yahoo! Inc.	Zero Coupon	4/1/2008	1,150	1,894,625

IT Services 2.84%
Amdocs Ltd.(a)	0.50%	3/15/2024	3,715	3,441,019
Per-Se Technologies, Inc.	3.25%	6/30/2024	2,500	3,128,125
Total				6,569,144

Leisure Products 1.84%
Scientific Games Corp.	0.75%	12/1/2024	1,825	2,107,875
WMS Industries Inc.	2.75%	7/15/2010	1,350	2,141,437
Total				4,249,312

Lodging 2.54%
Hilton Hotels Corp.	3.375%	4/15/2023	2,250	2,615,625
Starwood Hotels & Resorts
Worldwide, Inc.	3.50%	5/16/2023	2,725	3,263,187
Total				5,878,812

Machinery 1.30%
Barnes Group Inc.+	3.75%	8/1/2025	2,915	2,995,163

Miscellaneous 2.25%
Lehman Brothers Holdings Inc.	0.25%	6/24/2008	2,000	2,216,200
Lehman Brothers Holdings Inc.	0.25%	7/7/2011	2,825	2,995,630
Total				5,211,830

Miscellaneous Energy 0.76%
Evergreen Solar, Inc.+	4.375%	7/1/2012	1,560	1,758,900

Natural Gas Diversified 1.57%
PG&E Corp.	9.50%	6/30/2010	1,275	3,641,719

Oil-Integrated 2.35%
Quicksilver Resources, Inc.	1.875%	11/1/2024	1,825	2,858,406

See Notes to Schedule of Investments.

3

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Repcon Luxembourg S.A.+(a)	4.50%	1/26/2011	$1,950	$2,584,653
Total				5,443,059

Pharmaceuticals 5.47%
Celgene Corp.	1.75%	6/1/2008	1,400	2,969,750
Medicis Pharmaceutical Corp.	1.50%	6/4/2033	2,275	2,280,688
Teva Pharmaceutical Finance B.V.(a)	0.375%	11/15/2022	2,233	3,402,534
Wyeth	3.32%#	1/15/2024	3,880	4,000,978
Total				12,653,950

Publishing & Print 1.01%
Valassis Communications, Inc.	1.084%	5/22/2033	3,175	2,329,656

Railroads 1.94%
CSX Corp.	Zero Coupon	10/30/2021	5,000	4,481,250

Semiconductors 1.37%
Cypress Semiconductor Corp.	1.25%	6/15/2008	2,650	3,173,375

Software-Applications & Systems 2.69%
Computer Asoc. Int’l., Inc	1.625%	12/15/2009	1,653	2,320,399
EMC Corp.	4.50%	4/1/2007	1,900	1,999,750
Mentor Graphics Corp.	6.875%	6/15/2007	1,925	1,910,562
Total				6,230,711

Steel 0.47%
Ryerson Tull, Inc.	3.50%	11/1/2024	930	1,075,313

Utilities - Electric 2.30%
HSBC Bank U.S.A. NA	4.27%	6/10/2006	2,498	2,805,504
PPL Energy Supply LLC	2.625%	5/15/2023	1,980	2,522,025
Total				5,327,529

Wireless Communication Services 1.28%
American Tower Corp.	3.00%	8/15/2012	2,275	2,951,813
Total Convertible Notes & Bonds (cost $155,245,946)				167,246,214

Shares
(000)
CONVERTIBLE PREFERRED STOCKS 25.58%

Autos 1.01%
Ford Motor Co. Capital Trust II	6.50%	60	2,334,744

See Notes to Schedule of Investments.

4

	Interest	Shares
Investments	Rate	(000)	Value
Beverages 1.39%
Constellation Brands, Inc.	5.75%	78	$3,212,107

Communication Equipment 0.99%
Lucent Technologies Capital Trust I	7.75%	2	2,282,600

Consumer Services 1.17%
United Rentals, Inc.	6.50%	67	2,696,750

Containers & Packaging 1.05%
Owens-Illinois, Inc.	4.75%	59	2,439,500

Foods 1.24%
Lehman Brothers Holdings Inc. Series GIS	6.25%	112	2,861,424

Insurance-Casualty 1.12%
Chubb Corp. (The)	7.00%	82	2,600,928

Insurance-Life 1.76%
MetLife, Inc.	6.375%	147	4,068,333

Insurance-Multiline 0.95%
Fortis Insurance N.V.+(a)	7.75%	200	2,205,000

Natural Gas Diversified 2.56%
ONEOK, Inc.	8.50%	57	2,323,324
Williams Cos., Inc. (The)	5.50%	34	3,589,025
Total			5,912,349

Oil-Integrated 4.88%
Amerada Hess Corp.	7.00%	34	3,579,449
Chesapeake Energy Corp.	4.125%	2	4,531,000
Valero Energy Corp.	2.00%	30	3,185,719
Total			11,296,168

Real Estate 0.98%
Simon Property Group, Inc.	6.00%	35	2,258,388

Tobacco 2.02%
Morgan Stanley Series MO+	8.25%	68	4,677,631

See Notes to Schedule of Investments.

5

	Interest	Shares
Investments	Rate	(000)	Value
Utilities - Electric 4.46%
AES Trust III	6.75%	12	$556,614
Lehman Brothers Holdings, Inc. Series TXU(b)	7.00%	44	4,280,096
PNM Resources, Inc.	6.75%	64	3,391,686
Public Service Enterprise Group Inc.	10.25%	26	2,101,495
Total			10,329,891
Total Convertible Preferred Stocks (cost $50,326,717)			59,175,813
Total Long-Term Investments (cost $207,676,877)			228,534,027

	Principal
	Amount
	(000)
SHORT-TERM INVESTMENT 3.35%

Repurchase Agreement 3.35%
Repurchase Agreement dated 8/31/2005, 2.93% due 9/1/2005 with State Street Bank & Trust Co. collateralized by $7,740,000 of Federal Home Loan Mortgage Corp. at 2.00% due 3/5/2019; value: $7,914,150; proceeds: $7,757,203 (cost $7,756,572)	$7,757	7,756,572
Total Investments in Securities 102.13% (cost $215,433,449)		236,290,599
Liabilities in Excess of Other Assets (2.13%)		(4,923,388)
Net Assets 100.00%		$231,367,211

*	Non-income producing security.
+	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate at August 31, 2005.
(a)	Foreign security traded in U.S. dollars.
(b)	Securities purchased on a when-issued basis.

See Notes to Schedule of Investments.

6

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2005

				Principal
	Interest		Maturity	Amount
Investments	Rate		Date	(000)	Value
LONG-TERM INVESTMENTS 111.13%

Asset-Backed Securities 13.74%
American Express Credit Account Master Trust 2001-4 A	3.701	%#	11/17/2008	$250	$250,368
Ameriquest Mortgage Securities, Inc. 2005-R2 A3A	3.741	%#	4/25/2035	298	298,423
Bank One Issuance Trust 2002-A3 A3	3.59%		5/17/2010	430	425,420
Bank One Issuance Trust 2003-A5 A5	3.621	%#	2/17/2009	700	700,729
BMW Vehicle Owner Trust 2005-A A3	4.04%		2/25/2009	800	799,863
California Infrastructure and Economic Development Bank Special Purpose Trust SCE 1997-1 A6	6.38%		9/25/2008	291	295,299
Centex Home Equity 2005-A AV1	3.761	%#	8/25/2027	216	216,038
Citibank Credit Card Issuance Trust 2002-A5 A5	3.45	%#	9/17/2007	685	685,310
Citibank Credit Card Issuance Trust 2004-A1 A1	2.55%		1/20/2009	855	837,330
Citibank Omni-S Master Trust 1996-5 A+	3.801	%#	12/16/2011	495	497,366
CitiFinancial Mortgage Securities, Inc. 2004-1 AF1	3.731	%#	4/25/2034	403	402,814
Countrywide Asset-Backed Certificates 2004-12 AF1	3.841	%#	3/25/2022	351	351,217
Countrywide Asset-Backed Certificates 2004-13 AV1	3.781	%#	5/25/2023	229	229,231
Daimler Chrysler Auto Trust 2005-A A3	3.49%		12/8/2008	405	401,991
Discover Card Master Trust I 2002-2 A	5.15%		10/15/2009	340	345,617
Discover Card Master Trust I 2002-4 B	3.921	%#	4/16/2008	200	200,166
Fleet Credit Card Master Trust II 2002-C A	2.75%		4/15/2008	1,000	999,120
Ford Credit Auto Owner Trust 2005-B A3	4.17%		1/15/2009	500	500,212
Honda Auto Receivables Owner Trust 2003-1 A3	1.92%		11/20/2006	121	120,528
MBNA Credit Card Master Note Trust 2004-A4	2.70%		9/15/2009	420	410,822
MBNA Master Credit Card Trust 2000-K A	3.709	%#	3/17/2008	630	630,262
Nissan Auto Receivables Owner Trust 2005-B A3	3.99%		7/15/2009	740	738,599
Residential Asset Securities Corp. 2004-KS6 AI1	3.781	%#	9/25/2022	551	551,750
Residential Asset Securities Corp. 2005-KS1 A1	3.751	%#	4/25/2025	233	233,042
Saxon Asset Securities Trust 2005-1 A2A	3.751	%#	5/25/2035	211	210,862
Total					11,332,379

Corporate Notes & Bonds 13.05%
Amerada Hess Corp.	7.875%		10/1/2029	105	134,619
AT&T Corp.	9.455%		11/15/2022	236	330,841
Corn Products Int’l., Inc.	8.45%		8/15/2009	160	180,653

See Notes to Schedule of Investments.

1

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Corning, Inc.	6.05%	6/15/2015	$95	$97,809
Coventry Health Care, Inc.	5.875%	1/15/2012	155	159,650
Cox Communications, Inc.	5.45%	12/15/2014	240	244,262
Dun & Bradstreet Corp. (The)	6.625%	3/15/2006	314	317,634
Ford Motor Credit Co.	6.875%	2/1/2006	3,360	3,382,687
France Telecom S.A.(a)	9.25%#	3/1/2031	140	196,328
General Electric Capital Corp.	4.125%	3/4/2008	185	184,822
General Electric Capital Corp.	7.375%	1/19/2010	580	649,188
General Electric Co.	5.00%	2/1/2013	309	317,793
General Mills, Inc.	5.125%	2/15/2007	230	232,565
Goldman Sachs Group, Inc. (The)	6.125%	2/15/2033	147	159,279
Harrah’s Operating Co., Inc.	8.00%	2/1/2011	145	165,749
Household Finance Corp.	7.00%	5/15/2012	390	440,935
Int’l. Flavors & Fragrances Inc.	6.45%	5/15/2006	305	308,880
Kansas City Power & Light Co.	7.125%	12/15/2005	210	211,638
KB Home	5.875%	1/15/2015	75	73,362
Lubrizol Corp. (The)	5.50%	10/1/2014	175	181,505
Falconbridge Ltd.(a)	6.20%	6/15/2035	119	121,869
Phelps Dodge Corp.	9.50%	6/1/2031	57	85,678
Potash Corp. of Saskatchewan Inc.(a)	7.75%	5/31/2011	265	305,728
Scholastic Corp.	5.75%	1/15/2007	235	238,773
Sprint Capital Corp.	8.75%	3/15/2032	156	218,362
Telecom Italia S.A.(a)	6.375%	11/15/2033	318	343,481
TELUS Corp.(a)	8.00%	6/1/2011	180	209,622
Time Warner Inc.	6.125%	4/15/2006	110	111,320
Time Warner Inc.	7.625%	4/15/2031	285	348,456
TXU Corp.	5.55%	11/15/2014	145	142,884
UnitedHealth Group Inc.	3.375%	8/15/2007	313	308,022
Verizon Global Funding Corp.	7.25%	12/1/2010	253	284,747
Weyerhaeuser Co.	7.375%	3/15/2032	62	73,521
Total				10,762,662

Foreign Notes & Bonds 0.10%
Republic of South Africa(a)	6.50%	6/2/2014	70	77,700

See Notes to Schedule of Investments.

2

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Government Sponsored Enterprises
Bond 0.45%
Federal National Mortgage Assoc.	6.625%	11/15/2010	$332	$370,261

Government Sponsored Enterprises
Pass-Throughs 42.26%
Federal Home Loan Mortgage Corp. Gold	4.50%	TBA	1,130	1,121,172
Federal Home Loan Mortgage Corp. Gold	5.00%	TBA	2,385	2,368,603
Federal Home Loan Mortgage Corp. A13484	7.00%	9/1/2033	35	36,726
Federal Home Loan Mortgage Corp. B14164	4.50%	5/1/2019	1,408	1,398,099
Federal Home Loan Mortgage Corp. B15140	4.50%	6/1/2019	414	410,701
Federal Home Loan Mortgage Corp. B15593	5.50%	7/1/2019	494	505,316
Federal Home Loan Mortgage Corp. B16574	5.00%	9/1/2019	11	11,351
Federal Home Loan Mortgage Corp. B19234	5.00%	4/1/2020	542	546,672
Federal Home Loan Mortgage Corp. C01598	5.00%	8/1/2033	513	511,520
Federal Home Loan Mortgage Corp. C01811	5.00%	4/1/2034	1,719	1,709,601
Federal Home Loan Mortgage Corp. C63990	7.00%	2/1/2032	210	220,295
Federal Home Loan Mortgage Corp. C67868	7.00%	6/1/2032	19	20,007
Federal Home Loan Mortgage Corp. E01386	5.00%	6/1/2018	669	674,605
Federal Home Loan Mortgage Corp. E01488	5.00%	10/1/2018	146	147,142
Federal Home Loan Mortgage Corp. G18001	4.50%	7/1/2019	294	291,813
Federal National Mortgage Assoc.	4.50%	11/1/2019	1,038	1,030,530
Federal National Mortgage Assoc.	4.532%#	12/1/2034	633	632,632
Federal National Mortgage Assoc.	4.574%#	6/1/2035	713	711,477
Federal National Mortgage Assoc.	4.64%	7/1/2015	1,199	1,207,681
Federal National Mortgage Assoc.	4.74%	4/1/2015	250	252,987
Federal National Mortgage Assoc.	5.05%	7/1/2011	799	819,210
Federal National Mortgage Assoc.	5.16%	4/1/2015	440	458,765
Federal National Mortgage Assoc.	5.50%	TBA	11,185	11,300,340
Federal National Mortgage Assoc.	5.50%	11/1/2034	1,008	1,019,458
Federal National Mortgage Assoc.	5.50%	3/1/2035	439	443,421
Federal National Mortgage Assoc.	6.50%	TBA	6,660	6,882,697
Federal National Mortgage Assoc.	6.55%	9/1/2007	30	30,772
Federal National Mortgage Assoc.	6.87%	4/1/2006	89	88,757
Total				34,852,350

See Notes to Schedule of Investments.

3

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Municipal Bonds 0.93%
Houston TX Independent School District (c)	5.00%	2/15/2032	$265	$280,124
Houston TX Utility System Revenue Refunding
Comb First Lien(b)(1)	5.00%	11/15/2035	458	486,144
Total				766,268

Non-Agency Commercial
Mortgage-Backed Securities 21.67%
Banc of America Commercial
Mortgage, Inc. 2004-2 A1	2.764%	11/10/2038	888	862,784
Banc of America Commercial
Mortgage, Inc. 2005-1 A2	4.64%	11/10/2042	1,070	1,078,103
Bear Stearns Commercial Mortgage
Securities 2003-T12 A1	2.96%	8/13/2039	1,425	1,384,534
Bear Stearns Commercial Mortgage
Securities 2005-PWR7 A1	4.386%	2/11/2041	330	331,548
Credit Suisse First Boston Mortgage
Securities Corp. 1998-C2 A1	5.96%	11/11/2030	161	162,331
Credit Suisse First Boston Mortgage
Securities Corp. 2004-C1 A1	2.254%	1/15/2037	603	588,015
Credit Suisse First Boston Mortgage
Securities Corp. 2004-C1 A2	3.516%	1/15/2037	660	645,828
GMAC Commercial Mortgage
Securities, Inc. 2003-C1 A2	4.079%	5/10/2036	1,490	1,448,768
Greenwich Capital Commercial
Funding Corp. 2004-GG1 A2	3.835%	6/10/2036	389	385,913
Greenwich Capital Commercial
Funding Corp. 2004-GG1 A4	4.755%	6/10/2036	990	1,000,904
GS Mortgage Securities Corp. II 2003-C1 A2A	3.59%	1/10/2040	250	246,809
JPMorgan Chase Commercial
Mortgage Securities 2002-C1 A2	4.914%	7/12/2037	150	152,227
JPMorgan Chase Commercial
Mortgage Securities 2003-C1 A1	4.275%	1/12/2037	937	930,913
JPMorgan Chase Commercial
Mortgage Securities 2004-CB8 A4	4.404%	1/12/2039	745	732,395
LB-UBS Commercial Mortgage Trust 2003-C1 A4	4.394%	3/15/2032	1,965	1,945,649
LB-UBS Commercial Mortgage Trust 2004-C1 A1	2.964%	1/15/2029	665	646,675
Morgan Stanley Capital I 2003-IQ6 A3	4.74%	12/15/2041	125	126,330
Morgan Stanley Capital I 2003-IQ6 A4	4.97%	12/15/2041	800	816,429
Morgan Stanley Capital I 2004-HQ3 A4	4.80%	1/13/2041	1,565	1,584,780
Morgan Stanley Capital I 2005-IQ9 A2	4.30%	7/15/2056	100	99,641

See Notes to Schedule of Investments.

4

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Wachovia Bank Commercial
Mortgage Trust 2003-C5 A2	3.989%	6/15/2035	$1,795	$1,728,917
Wachovia Bank Commercial
Mortgage Trust 2005-C17 A1	4.43%	3/15/2042	971	974,131
Total				17,873,624

U.S. Treasury Obligations 18.93%
U.S. Treasury Bond	5.25%	2/15/2029	2,048	2,330,962
U.S. Treasury Note	3.125%	1/31/2007	1,013	1,003,583
U.S. Treasury Note	3.50%	12/15/2009	1,083	1,068,152
U.S. Treasury Note	3.625%	4/30/2007	3,160	3,150,375
U.S. Treasury Note	4.00%	6/15/2009	106	106,609
U.S. Treasury Note	4.25%	8/15/2013	3,621	3,688,898
U.S. Treasury Note	4.875%	2/15/2012	2,008	2,115,773
U.S. Treasury Note	5.00%	8/15/2011	831	879,659
U.S. Treasury Strip	Zero Coupon	8/15/2020	831	436,608
U.S. Treasury Strip	Zero Coupon	11/15/2027	2,168	831,972
Total				15,612,591
Total Long-Term Investments (cost $90,769,690)				91,647,835

See Notes to Schedule of Investments.

5

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
SHORT-TERM INVESTMENTS 19.07%

Repurchase Agreements 19.07%

Repurchase Agreement dated 8/31/2005, 3.57% due 9/1/2005 with JPMorgan Chase & Co. collateralized by $15,767,000 of Federal Home Loan Mortgage Corp. at 3.625% due 2/15/2007; value: $15,682,174; proceeds: $15,401,527			$15,400	$15,400,000

Repurchase Agreement dated 8/31/2005, 2.93% due 9/1/2005 with State Street Bank & Trust Co. collateralized by $335,000 of Federal National Mortgage Assoc. at 2.25% due 2/28/2006; value: $332,488; proceeds: $321,244			321	321,217
Total Short-Term Investments (cost $15,721,217)				15,721,217
Total Investments in Securities 130.20% (cost $106,490,907)				107,369,052
Liabilities in Excess of Cash and Other Assets (30.20%)				(24,902,159)
Net Assets 100.00%				$82,466,893

#	Variable rate security. The interest rate represents the rate at August 31, 2005.
+	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(a)	Foreign security traded in U.S. dollars.
(b)	Security purchased on a when-issued basis.
(c)	Insured by Financial Security Assurance, Inc. municipal bond insurance company.
TBA

To be announced. Security is purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

See Notes to Schedule of Investments.

6

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2005

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
LONG-TERM INVESTMENTS 93.64%

ASSET-BACKED SECURITY 0.57%

Airlines 0.57%
Continental Airlines, Inc. (cost $1,131,699)	7.461%	4/1/2015	$1,201	$1,162,902

HIGH YIELD CORPORATE NOTES & BONDS 93.07%

Aerospace/Defense 3.26%
Armor Holdings, Inc.	8.25%	8/15/2013	1,500	1,635,000
DRS Technologies, Inc.	6.875%	11/1/2013	2,500	2,543,750
Esterline Technologies Corp.	7.75%	6/15/2013	1,500	1,597,500
L-3 Communications Corp.	6.125%	1/15/2014	500	506,250
Moog Inc. Class A	6.25%	1/15/2015	350	351,750
Total				6,634,250

Apparel/Textiles 1.41%
INVISTA+	9.25%	5/1/2012	1,500	1,657,500
Quiksilver, Inc.+	6.875%	4/15/2015	1,200	1,204,500
Total				2,862,000

Auto Loans 2.21%
Ford Motor Credit Co.	7.375%	10/28/2009	2,000	1,993,328
General Motors Acceptance Corp.	7.75%	1/19/2010	2,500	2,500,387
Total				4,493,715

Auto Parts & Equipment 2.28%
Cooper-Standard Automotive, Inc.	8.375%	12/15/2014	1,000	915,000
Delphi Corp.	6.50%	5/1/2009	2,000	1,615,000
Stanadyne Corp.**	0.00/12.00%	8/15/2009 & 2/15/2015	1,000	585,000
Stanadyne Corp.	10.00%	8/15/2014	1,500	1,516,875
Total				4,631,875

Automotive 0.39%
Ford Motor Co.	7.45%	7/16/2031	1,000	801,615
Venture Holdings Trust(d)	9.50%	7/1/2005	250	625
Total				802,240

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Beverage 0.96%
Le-Nature’s, Inc.+	10.00%	6/15/2013	$1,500	$1,627,500
Parmalat Capital Finance Ltd.(a)(b)	6.625%	8/13/2008	1,500	326,250
Total				1,953,750

Brokerage 1.05%
E*TRADE Financial Corp.	8.00%	6/15/2011	2,000	2,130,000

Building & Construction 2.91%
Beazer Homes USA, Inc.	6.50%	11/15/2013	2,000	1,970,000
D.R. Horton, Inc.	6.875%	5/1/2013	2,500	2,681,695
Standard Pacific Corp.	7.00%	8/15/2015	1,275	1,262,250
Total				5,913,945

Building Materials 0.74%
Builders FirstSource, Inc.+	8.04%#	2/15/2012	1,500	1,515,000

Chemicals 3.05%
Airgas, Inc.	7.75%	9/15/2006	1,000	1,036,250
Crompton Corp.	9.875%	8/1/2012	2,000	2,315,000
IMC Global Inc.	7.30%	1/15/2028	125	127,656
Lyondell Chemical Co.	11.125%	7/15/2012	1,500	1,713,750
Rockwood Specialties Group, Inc.	10.625%	5/15/2011	911	1,006,655
Total				6,199,311

Consumer/Commercial/Lease Financing 0.43%
Greenbrier Cos., Inc. (The)+	8.375%	5/15/2015	825	870,375

Consumer-Products 0.75%
Aearo Co. I	8.25%	4/15/2012	1,500	1,518,750

Diversified Capital Goods 1.39%
J.B. Poindexter & Co., Inc.	8.75%	3/15/2014	1,500	1,410,000
Park-Ohio Industries Inc.	8.375%	11/15/2014	1,500	1,411,875
Total				2,821,875

Electric - Generation 1.70%
Mission Energy Holding Co.	13.50%	7/15/2008	1,500	1,792,500
Reliant Resources Inc.	9.50%	7/15/2013	1,500	1,676,250
Total				3,468,750

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Electric - Integrated 4.82%
Midwest Generation, LLC	8.75%	5/1/2034	$1,000	$1,125,000
Monongahela Power Co.	7.36%	1/15/2010	2,250	2,441,673
Nevada Power Co.+	5.875%	1/15/2015	2,000	2,030,000
PSEG Energy Holdings, Inc.	8.50%	6/15/2011	2,500	2,731,250
TXU Corp.	5.55%	11/15/2014	1,500	1,478,110
Total				9,806,033

Electronics 1.42%
Corning Inc.	6.05%	6/15/2015	1,500	1,544,355
SBA Communications Corp.**	0.00/9.75%	12/15/2007 & 2011	1,448	1,335,780
Total				2,880,135

Energy - Exploration & Production 5.34%
Chesapeake Energy Corp.	6.25%	1/15/2018	4,000	3,985,000
Clayton Williams Energy, Inc.+	7.75%	8/1/2013	275	272,938
Energy Partners, Ltd.	8.75%	8/1/2010	1,500	1,582,500
Houston Exploration Co. (The)	7.00%	6/15/2013	2,000	2,060,000
KCS Energy Services Inc.	7.125%	4/1/2012	1,250	1,287,500
KCS Energy Services Inc.+	7.125%	4/1/2012	150	154,500
PetroQuest Energy, Inc.+	10.375%	5/15/2012	1,000	1,040,000
Pogo Producing Co.+	6.625%	3/15/2015	475	490,437
Total				10,872,875

Environmental 1.72%
Allied Waste North America, Inc.+	7.25%	3/15/2015	3,500	3,491,250

Food - Wholesale 0.95%
Chiquita Brands Int’l., Inc.	7.50%	11/1/2014	1,000	965,000
Pinnacle Foods Group Inc.	8.25%	12/1/2013	1,000	970,000
Total				1,935,000

Food & Drug Retailers 2.06%
Ingles Markets, Inc.	8.875%	12/1/2011	1,500	1,571,250
Rite Aid Corp.	9.50%	2/15/2011	1,500	1,593,750
Stater Bros. Holdings Inc.	8.125%	6/15/2012	1,000	1,020,000
Total				4,185,000

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Forestry/Paper 3.03%
Abitibi-Consolidated Inc.(a)	8.375%	4/1/2015	$2,000	$2,020,000
Bowater Inc.	6.50%	6/15/2013	2,500	2,406,250
Newark Group, Inc.	9.75%	3/15/2014	1,000	930,000
Tembec Industries Inc.(a)	8.625%	6/30/2009	1,000	810,000
Total				6,166,250

Gaming 4.57%
Las Vegas Sands Corp.	6.375%	2/15/2015	2,000	1,940,000
MGM Mirage	6.75%	9/1/2012	1,500	1,545,000
Premier Entertainment Biloxi LLC	10.75%	2/1/2012	2,000	1,710,000
River Rock Entertainment Authority	9.75%	11/1/2011	1,500	1,653,750
Wynn Las Vegas LLC/Capital Corp.	6.625%	12/1/2014	2,500	2,443,750
Total				9,292,500

Gas Distribution 3.34%
Colorado Interstate Gas Co.+	5.95%	3/15/2015	1,500	1,505,635
El Paso Corp.	7.00%	5/15/2011	1,500	1,511,250
MarkWest Energy Partners, L.P.+	6.875%	11/1/2014	1,500	1,515,000
Suburban Propane Partners, L.P.	6.875%	12/15/2013	1,500	1,462,500
Williams Cos., Inc. (The)	7.125%	9/1/2011	750	802,500
Total				6,796,885

Health Services 5.63%
Alliance Imaging, Inc.	7.25%	12/15/2012	1,000	977,500
CDRV Investors, Inc.**	0.00/9.625%	1/1/2010 & 2015	1,340	783,900
Hanger Orthopedic Group, Inc.	10.375%	2/15/2009	1,000	1,025,000
HCA Inc.	6.375%	1/15/2015	2,000	2,063,356
HealthSouth Corp.	8.375%	10/1/2011	1,000	1,000,000
National Mentor, Inc.+	9.625%	12/1/2012	500	527,500
Psychiatric Solutions, Inc.+	7.75%	7/15/2015	1,000	1,047,500
Tenet Healthcare Corp.	6.375%	12/1/2011	2,000	1,900,000
Vanguard Health Holdings Co. II LLC	9.00%	10/1/2014	1,000	1,092,500
Ventas Realty L.P/Capital Corp.+	6.75%	6/1/2010	1,000	1,030,000
Total				11,447,256

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Hotels 2.34%
FelCor Lodging Trust Inc.	9.00%	6/1/2011	$1,500	$1,661,250
Host Marriott, L.P.	6.375%	3/15/2015	2,000	1,992,500
John Q. Hammons Hotels, Inc.	8.875%	5/15/2012	1,000	1,105,000
Total				4,758,750

Household & Leisure Products 0.25%
ACCO Brands Corp.+	7.625%	8/15/2015	500	503,750

Leisure 1.66%
Gaylord Entertainment Co.	8.00%	11/15/2013	1,500	1,597,500
Universal City Florida Holding Co.	8.375%	5/1/2010	1,675	1,771,312
Total				3,368,812

Machinery 0.26%
Columbus McKinnon Corp.+(c)	8.875%	11/1/2013	525	534,188

Media - Broadcast 1.11%
Allbritton Communications Co.	7.75%	12/15/2012	1,000	1,011,250
Radio One, Inc.+	6.375%	2/15/2013	1,250	1,242,187
Total				2,253,437

Media - Cable 5.25%
CCO Holdings LLC/Capital Corp.	7.535%#	12/15/2010	1,000	995,000
Century Communications Corp.(d)	9.50%	3/1/2005	1,500	1,631,250
Charter Communications Holdings LLC	10.00%	4/1/2009	2,000	1,722,500
DirecTV Holdings/Finance+	6.375%	6/15/2015	2,000	2,005,000
Insight Midwest, L.P./Capital, Inc.	10.50%	11/1/2010	1,500	1,593,750
Mediacom Broadband LLC	11.00%	7/15/2013	2,500	2,740,625
Total				10,688,125

Media - Services 0.76%
Warner Music Group Corp.	7.375%	4/15/2014	1,500	1,537,500

Metals/Mining Excluding Steel 2.95%
Novelis Inc.+(a)	7.25%	2/15/2015	1,500	1,511,250
Peabody Energy Corp.	5.875%	4/15/2016	3,500	3,500,000
Southern Peru Copper Corp.+	7.50%	7/27/2035	1,000	995,309
Total				6,006,559

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Non-Electric Utilities 1.04%
SEMCO Energy, Inc.	7.75%	5/15/2013	$2,000	$2,126,090

Oil Field Equipment & Services 1.41%
Grant Prideco, Inc.+	6.125%	8/15/2015	100	101,750
Hanover Equipment Trust 2001 B	8.75%	9/1/2011	1,500	1,616,250
J. Ray McDermott, S.A.+	11.50%	12/15/2013	1,000	1,147,500
Total				2,865,500

Packaging 0.62%
Ball Corp.	6.875%	12/15/2012	1,200	1,254,000

Pharmaceuticals 1.25%
Mylan Laboratories Inc.+	6.375%	8/15/2015	550	553,438
Warner Chilcott Corp.+	8.75%	2/1/2015	2,000	1,990,000
Total				2,543,438

Railroads 0.67%
Grupo Transportacion Ferroviaria
Mexicana, S.A. de C.V.+(a)	9.375%	5/1/2012	1,250	1,356,250

Restaurants 1.54%
Friendly Ice Cream Corp.	8.375%	6/15/2012	1,500	1,507,500
O’Charley’s Inc.	9.00%	11/1/2013	1,500	1,627,500
Total				3,135,000

Software/Services 0.66%
SunGard Data Systems Inc.+	9.125%	8/15/2013	775	817,625
SunGard Data Systems Inc.+	10.25%	8/15/2015	500	525,000
Total				1,342,625

Steel Producers/Products 1.19%
Allegheny Ludlum Corp.	6.95%	12/15/2025	2,500	2,425,000

Support-Services 0.85%
Mac-Gray Corp.+	7.625%	8/15/2015	700	726,250
United Rentals (North America), Inc.	7.75%	11/15/2013	1,025	1,007,063
Total				1,733,313

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Telecommunications - Fixed Line 1.10%
Time Warner Telecommunication Holdings	9.25%	2/15/2014	$750	$765,000
Valor Telecommunications Enterprise LLC/Finance Corp.	7.75%	2/15/2015	1,500	1,481,250
Total				2,246,250

Telecommunications - Integrated/Services 3.84%
Cincinnati Bell Inc.	7.00%	2/15/2015	2,000	1,970,000
Intelsat Bermuda Ltd.(a)	5.25%	11/1/2008	1,500	1,387,500
Qwest Capital Funding, Inc.	7.90%	8/15/2010	1,000	1,007,500
Qwest Corp.	7.25%	10/15/2035	1,500	1,353,750
Qwest Services Corp.	13.50%	12/15/2010	1,500	1,736,250
Syniverse Technologies Inc.+	7.75%	8/15/2013	350	358,750
Total				7,813,750

Telecommunications - Wireless 5.70%
Airgate PCS, Inc.	7.349%#	10/15/2011	3,000	3,127,500
Nextel Communications, Inc.	7.375%	8/1/2015	2,000	2,161,854
Rogers Wireless Inc.(a)	8.00%	12/15/2012	3,000	3,225,000
Triton PCS, Inc.	9.375%	2/1/2011	1,000	837,500
UbiquiTel Operating Co.	9.875%	3/1/2011	2,000	2,240,000
Total				11,591,854

Telecommunications Equipment 0.86%
Lucent Technologies Inc.	6.50%	1/15/2028	2,000	1,760,000

Tobacco 0.49%
RJ Reynolds Tobacco Holdings+	6.50%	7/15/2010	1,000	1,005,000

Transportation Excluding Air/Rail 1.86%
CHC Helicopter Corp.(a)	7.375%	5/1/2014	1,250	1,276,563
Hornbeck Offshore Services, Inc.	6.125%	12/1/2014	2,500	2,515,625
Total				3,792,188
Total High Yield Corporate Notes & Bonds (cost $185,481,065)				189,330,399
Total Long-Term Investments (cost $186,612,764)				190,493,301

See Notes to Schedule of Investments.

	Principal
	Amount
Investments	(000)	Value
SHORT-TERM INVESTMENT 4.99%

Repurchase Agreement 4.99%

Repurchase Agreement dated 8/31/2005, 2.93% due 9/1/2005 with State Street Bank & Trust Co. collateralized by $10,470,000 of Federal Home Loan Bank at 4.00% due 7/30/2009; value: $10,350,129; proceeds: $10,146,667 (cost $10,145,842)	$10,146	$10,145,842
Total Investments in Securities 98.63% (cost $196,758,606)		200,639,143
Other Assets in Excess of Liabilities 1.37%		2,795,661
Net Assets 100.00%		$203,434,804

**	Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
+	Security is exempt from registration under Rule 144A of the Securities Act of 1933.
This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate at August 31, 2005.
(a)	Foreign security traded in U.S. dollars.
(b)	Defaulted security.
(c)	Securities purchased on a when-issued basis.
(d)	Defaulted security. Maturity date shown represents original maturity date.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - INCOME STRATEGY FUND August 31, 2005

		Value
Investments	Shares	(000)
INVESTMENTS IN UNDERLYING FUNDS 85.89%

Lord Abbett Affiliated
Fund, Inc. - Class Y(a)	12,772	$187

Lord Abbett America’s Value
Fund - Class Y(b)	24,611	310

Lord Abbett High Yield
Fund - Class Y(c)	74,804	616

Lord Abbett Total Return
Fund - Class Y(d)	40,896	433

Total Investments in Underlying Funds
(cost $1,540,086)		1,546

	Principal
	Amount
	(000)
SHORT-TERM INVESTMENT 7.33%

Repurchase Agreement 7.33%
Repurchase Agreement dated 8/31/2005, 2.93% due 9/1/2005 with State Street Bank & Trust Co. collateralized by $135,000 of Federal Home Loan Mortgage Corp. at 2.00% due 3/5/2019; value: $138,038; proceeds: $131,897 (cost $131,886)	$132	132

Total Investments in Securities 93.22%
(cost $1,671,972)		1,678
Other Assets in Excess of Liabilities 6.78%		122
Net Assets 100.00%		$1,800

(a)	Fund investment objective is to seek long-term growth of capital and income without excess fluctuations in market value.
(b)	Fund investment objective is to seek current income and capital appreciation.
(c)	Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(d)	Fund investment objective is to seek income and capital appreciation to produce a high total return.

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - LIMITED DURATION U.S. GOVERNMENT

AND GOVERNMENT SPONSORED ENTERPRISES FUND August 31, 2005

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
LONG-TERM INVESTMENTS 113.43%

Asset-Backed Securities 3.10%
Ameriquest Mortgage Securities, Inc. 2005-R2 A3A	3.741%#	4/25/2035	$596	$596,845
BMW Vehicle Owner Trust 2005-A A3	4.04%	2/25/2009	1,400	1,399,760
Citibank Credit Card Issuance Trust 2003-A5 A5	2.50%	4/7/2008	975	966,289
CitiFinancial Mortgage Securities, Inc. 2004-1 AF1	3.731%#	4/25/2034	700	700,546
First USA Credit Card Master Trust 2001-1 A	3.74%#	9/19/2008	780	780,938
Residential Asset Mortgage Products, Inc. 2004-RS5 AI1	3.771%#	3/25/2023	59	58,709
Total				4,503,087

Corporate Bonds 8.74%
Berkshire Hathaway Finance Corp.	3.40%	7/2/2007	500	492,647
Burlington Northern Santa Fe Corp.	6.375%	12/15/2005	1,000	1,005,849
Dun & Bradstreet Corp.	6.625%	3/15/2006	540	546,249
Ford Motor Credit Co.	6.875%	2/1/2006	3,065	3,085,695
General Mills, Inc.	5.125%	2/15/2007	585	591,524
General Motors Acceptance Corp.	6.125%	9/15/2006	750	753,085
Household Finance Corp.	5.75%	1/30/2007	1,500	1,531,013
Int’l. Flavors & Fragrances, Inc.	6.45%	5/15/2006	500	506,360
MeadWestvaco Corp.	2.75%	12/1/2005	1,000	996,548
PG&E Corp.	3.60%	3/1/2009	1,000	976,323
Time Warner, Inc.	6.125%	4/15/2006	750	758,998
UnitedHealth Group, Inc.	3.375%	8/15/2007	648	637,694
Verizon Global Funding Corp.	6.75%	12/1/2005	800	805,197
Total				12,687,182

Government Sponsored Enterprises Bond 3.37%
Federal National Mortgage Assoc.	7.25%	1/15/2010	4,354	4,898,298

Government Sponsored Enterprises
Collateralized Mortgage Obligations 15.77%
Federal Home Loan Mortgage Corp. 1209 F	4.125%#	3/15/2007	124	123,837
Federal Home Loan Mortgage Corp. 1337 F	4.125%#	8/15/2007	254	254,316
Federal Home Loan Mortgage Corp. 1369 F	4.125%#	9/15/2007	158	158,398
Federal Home Loan Mortgage Corp. 1377 F	4.125%#	9/15/2007	44	44,049

See Notes to Schedule of Investments.

1

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)		Value
Federal Home Loan Mortgage Corp. 1417 FC	4.625%#	11/15/2007	$1,228		$1,232,862
Federal Home Loan Mortgage Corp. 1549 F	6.70%	7/15/2008	245		248,160
Federal Home Loan Mortgage Corp. 1551 JA	4.175%#	7/15/2008	15		15,016
Federal Home Loan Mortgage Corp. 1564 H	6.50%	8/15/2008	216		218,941
Federal Home Loan Mortgage Corp. 1594 H	6.00%	10/15/2008	468		475,823
Federal Home Loan Mortgage Corp. 1600 FB	3.52%#	10/15/2008	120		118,504
Federal Home Loan Mortgage Corp. 1611 I	6.00%	2/15/2023	—	(a)	431
Federal Home Loan Mortgage Corp. 1630 FC	4.125%#	10/15/2022	16		16,187
Federal Home Loan Mortgage Corp. 1637 JB	4.075%#	6/15/2023	141		140,891
Federal Home Loan Mortgage Corp. 1660 H	6.50%	1/15/2009	34		34,301
Federal Home Loan Mortgage Corp. 1671 JA	4.025%#	1/15/2024	844		847,623
Federal Home Loan Mortgage Corp. 1698 H	6.00%	3/15/2009	97		98,865
Federal Home Loan Mortgage Corp. 1803 AB	6.00%	12/15/2008	519		524,585
Federal Home Loan Mortgage Corp. 2549 PF	3.871%#	6/15/2027	333		333,176
Federal Home Loan Mortgage Corp. 2643 KG	4.00%	5/15/2018	144		143,111
Federal Home Loan Mortgage Corp. 2649 QA	3.50%	3/15/2010	428		426,586
Federal Home Loan Mortgage Corp. 2656 PA	3.50%	7/15/2018	125		124,541
Federal Home Loan Mortgage Corp. 2684 QM	3.50%	3/15/2019	1,555		1,546,414
Federal Home Loan Mortgage Corp. 2694 QA	2.50%	2/15/2013	38		38,202
Federal Home Loan Mortgage Corp. 2713 EC	3.50%	3/15/2018	2,311		2,298,877
Federal Home Loan Mortgage Corp. 2759 AU	3.50%	5/15/2019	647		642,407
Federal Home Loan Mortgage Corp. 2836 DG	5.00%	6/15/2016	4,150		4,173,408
Federal Home Loan Mortgage Corp. 2885 DK	3.50%	10/15/2012	2,433		2,415,392
Federal National Mortgage Assoc. 1992-12 FA	3.79%#	1/25/2022	182		180,376
Federal National Mortgage Assoc. 1992-141 FA	4.156%#	8/25/2007	10		10,270
Federal National Mortgage Assoc. 1992-151 F	4.156%#	8/25/2007	494		496,085
Federal National Mortgage Assoc. 1992-196 F	4.156%#	11/25/2007	259		257,058
Federal National Mortgage Assoc. 1993-41 PH	6.00%	3/25/2023	200		200,825
Federal National Mortgage Assoc. 1993-93 FC	3.526%#	5/25/2008	45		44,152
Federal National Mortgage Assoc. 1993-124 E PO	Zero Coupon	10/25/2022	14		13,804
Federal National Mortgage Assoc. 1993-196 F	4.106%#	10/25/2008	270		271,452
Federal National Mortgage Assoc. 1993-231 M	6.00%	12/25/2008	741		747,657
Federal National Mortgage Assoc. 1994-33 H	6.00%	3/25/2009	272		277,574
Federal National Mortgage Assoc. 1994-89 FA	4.106%#	3/25/2009	52		51,853

See Notes to Schedule of Investments.

2

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Federal National Mortgage Assoc. 2003-54 TH	3.50%	5/25/2009	$126	$125,717
Federal National Mortgage Assoc. 2003-65 PG	3.00%	10/25/2031	734	722,217
Federal National Mortgage Assoc. 2003-81 MG	2.00%	12/25/2016	595	589,333
Federal National Mortgage Assoc. 2003-84 GA	4.50%	4/25/2009	244	244,521
Federal National Mortgage Assoc. 2003-92 BR	5.00%	4/25/2014	749	748,989
Federal National Mortgage Assoc. 2003-113 PG	3.50%	2/25/2009	1,167	1,163,116
Federal National Mortgage Assoc. G93-11 FA	4.056%#	12/25/2008	58	57,988
Total				22,897,890

Government Sponsored Enterprises
Pass-Throughs 38.90%
Federal Home Loan Mortgage Corp. Gold	4.50%	TBA	2,000	1,995,625
Federal Home Loan Mortgage Corp. 1B2778	4.367%#	2/1/2035	2,273	2,272,131
Federal Home Loan Mortgage Corp. A13484	7.00%	9/1/2033	178	186,689
Federal Home Loan Mortgage Corp. B12807	4.50%	3/1/2019	1,819	1,806,467
Federal Home Loan Mortgage Corp. B13801	4.50%	4/1/2019	2,952	2,931,366
Federal Home Loan Mortgage Corp. B15140	4.50%	6/1/2019	2,131	2,116,185
Federal Home Loan Mortgage Corp. B15591	5.00%	7/1/2019	12	12,473
Federal Home Loan Mortgage Corp. B18623	5.00%	6/1/2020	2,250	2,268,839
Federal Home Loan Mortgage Corp. B19234	5.00%	4/1/2020	191	192,582
Federal Home Loan Mortgage Corp. B19665	5.00%	8/1/2020	1,650	1,663,816
Federal Home Loan Mortgage Corp. C66164	7.00%	4/1/2032	199	208,648
Federal Home Loan Mortgage Corp. C67868	7.00%	6/1/2032	100	105,039
Federal Home Loan Mortgage Corp. E00565	6.00%	8/1/2013	248	255,808
Federal Home Loan Mortgage Corp. E01489	4.50%	11/1/2018	1,367	1,358,763
Federal Home Loan Mortgage Corp. E01641	4.50%	5/1/2019	1,318	1,308,661
Federal Home Loan Mortgage Corp. E77065	6.50%	5/1/2014	25	25,364
Federal Home Loan Mortgage Corp. G18002	5.00%	7/1/2019	6,777	6,834,360
Federal Home Loan Mortgage Corp. G18022	5.50%	11/1/2019	1,740	1,779,142
Federal Home Loan Mortgage Corp. G18069	5.00%	8/1/2020	1,350	1,361,304
Federal National Mortgage Assoc.	3.915%#	11/1/2034	1,118	1,114,109
Federal National Mortgage Assoc.	4.50%	11/1/2019	1,213	1,203,955
Federal National Mortgage Assoc.	4.532%#	12/1/2034	855	854,284
Federal National Mortgage Assoc.	4.574%#	6/1/2035	2,178	2,173,959
Federal National Mortgage Assoc.	4.976%#	2/1/2032	65	65,648
Federal National Mortgage Assoc.	5.05%	7/1/2011	1,401	1,436,145

See Notes to Schedule of Investments.

3

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Federal National Mortgage Assoc.	5.50%	TBA	$2,000	$2,020,624
Federal National Mortgage Assoc.	6.00%	7/1/2014	170	175,559
Federal National Mortgage Assoc.	6.19%	9/1/2008	100	104,356
Federal National Mortgage Assoc.	6.34%	1/1/2008	26	26,472
Federal National Mortgage Assoc.	6.43%	1/1/2008	27	28,024
Federal National Mortgage Assoc.	6.50%	TBA	16,875	17,439,266
Federal National Mortgage Assoc.	6.50%	12/1/2007	6	6,578
Federal National Mortgage Assoc.	6.50%	4/1/2011	59	60,695
Federal National Mortgage Assoc.	6.50%	8/1/2013	84	86,764
Federal National Mortgage Assoc.	6.50%	6/1/2015	781	810,439
Federal National Mortgage Assoc.	6.50%	7/1/2030	129	133,433
Federal National Mortgage Assoc.	6.62%	10/1/2007	72	74,820
Total				56,498,392

Non-Agency Commercial
Mortgage-Backed Securities 2.27%
Bear Stearns Commercial Mortgage Securities, Inc. 2003-T12 A1	2.96%	8/13/2039	1,676	1,628,863
Credit Suisse First Boston Mortgage Securities Corp. 2004-C1 A2	3.516%	1/15/2037	900	880,674
Morgan Stanley Capital I 2004-HQ3 A2	4.05%	1/13/2041	800	787,951
Total				3,297,488

Pass-Through Agencies 0.19%
Government National Mortgage Assoc.	3.50%#	9/20/2031	83	83,954
Government National Mortgage Assoc.	4.125%#	11/20/2020	29	29,671
Government National Mortgage Assoc.	4.125%#	11/20/2027	18	18,484
Government National Mortgage Assoc.	4.125%#	12/20/2027	24	24,166
Government National Mortgage Assoc.	4.625%#	1/20/2018	47	48,358
Government National Mortgage Assoc.	7.00%	4/15/2028	26	27,767
Government National Mortgage Assoc.	7.50%	2/15/2016	17	17,640
Government National Mortgage Assoc.	10.50%	3/15/2019	18	20,043
Government National Mortgage Assoc.	10.50%	9/15/2019	2	2,481
Government National Mortgage Assoc.	10.50%	10/15/2020	11	10,910
Total				283,474

See Notes to Schedule of Investments.

4

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
U.S. Treasury Obligations 41.09%
U.S. Treasury Note	3.125%	1/31/2007	$36,229	$35,892,215
U.S. Treasury Note	3.125%	5/15/2007	2,166	2,141,719
U.S. Treasury Note	3.50%	12/15/2009	3,413	3,366,208
U.S. Treasury Note	3.625%	4/30/2007	2,730	2,721,685
U.S. Treasury Note	4.25%	8/15/2013	2,350	2,380,109
U.S. Treasury Note	6.50%	2/15/2010	11,895	13,166,290
Total				59,668,226
Total Long-Term Investments (cost $164,916,656)				164,734,037

SHORT-TERM INVESTMENT 2.70%

Repurchase Agreement 2.70%

Repurchase Agreement dated 8/31/2005, 3.57% due 9/1/2005 with JPMorgan Chase & Co. collateralized by $4,007,000 of Federal Home Loan Mortgage Corp. at 3.625% due 2/15/2007; value: $3,985,442; proceeds: $3,914,388 (cost $3,914,000)			3,914	3,914,000
Total Investments in Securities 116.13% (cost $168,830,656)				168,648,037
Liabilities in Excess of Other Assets (16.13%)				(23,424,115)
Net Assets 100.00%				$145,223,922

#	Variable rate security. The interest rate represents the rate at August 31, 2005.
(a)	Amount represents less than $1,000.
PO	Principal Only.
TBA	To be announced. Securities purchased on a forward commitment basis with an approximate principal and maturity date.
Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

See Notes to Schedule of Investments.

5

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2005

				Principal
	Interest		Maturity	Amount
Investments	Rate		Date	(000)	Value
LONG-TERM INVESTMENTS 108.23%

Asset-Backed Securities 14.39%
American Express Credit Account
Master Trust 2001-1 A	3.711	%#	9/15/2008	$2,226	$2,228,849
American Express Credit Account
Master Trust 2001-4 A	3.701	%#	11/17/2008	800	801,177
American Express Credit Account
Master Trust 2001-7 A	3.691	%#	2/16/2009	2,835	2,839,422
Ameriquest Mortgage Securities, Inc. 2005-R2 A3A	3.741	%#	4/25/2035	895	895,268
Bank One Issuance Trust 2003-A5 A5	3.621	%#	2/17/2009	1,100	1,101,146
BMW Vehicle Owner Trust 2003-A A3	1.94%		2/25/2007	51	50,420
BMW Vehicle Owner Trust 2005-A A3	4.04%		2/25/2009	2,800	2,799,520
California Infrastructure and Economic Development
Bank Special Purpose Trust SCE 1997-1 A7	6.42%		12/26/2009	2,265	2,351,728
Capital Auto Receivables Asset Trust 2003-2 A3A	1.44%		2/15/2007	1,123	1,117,589
Centex Home Equity 2005-A AV1	3.761	%#	8/25/2027	1,379	1,380,242
Chase Issuance Trust 2004-A9 A9	3.22%		6/15/2010	1,375	1,350,165
Citibank Credit Card Issuance Trust 2002-A1 A1	4.95%		2/9/2009	1,700	1,719,785
Citibank Credit Card Issuance Trust 2003-A2 A2	2.70%		1/15/2008	580	577,573
Citibank Credit Card Issuance Trust 2004-A1 A1	2.55%		1/20/2009	850	832,433
Citibank Omni-S Master Trust 2001-1 A	3.751	%#	2/15/2010	2,490	2,491,346
Citibank Omni-S Master Trust 2002-5 A	3.951	%#	11/17/2009	900	901,258
CitiFinancial Mortgage Securities, Inc. 2004-1 AF1	3.731	%#	4/25/2034	1,558	1,558,715
Countrywide Asset-Backed Certificates 2004-12 AF1	3.841	%#	3/25/2022	1,035	1,035,483
Countrywide Asset-Backed Certificates 2004-13 AV1	3.781	%#	5/25/2023	787	787,359
Countrywide Asset-Backed Certificates 2004-14 A1	3.781	%#	6/25/2035	3,096	3,098,840
Daimler Chrysler Auto Trust 2005-A A3	3.49%		12/8/2008	885	878,425
Discover Card Master Trust I 2000-9 A	6.35%		7/15/2008	1,070	1,079,734
Discover Card Master Trust I 2002-2 A	5.15%		10/15/2009	1,000	1,016,521
Discover Card Master Trust I 2002-4 A	3.631	%#	4/16/2008	1,500	1,501,002
First USA Credit Card Master Trust 2001-1 A	3.74	%#	9/19/2008	2,400	2,402,886
First USA Credit Card Master Trust 2001-3 A	3.73	%#	11/19/2008	1,380	1,381,951
Fleet Credit Card Master Trust II 2002-C A	2.75%		4/15/2008	679	678,402
Honda Auto Receivables Owner Trust 2003-1 A3	1.92%		11/20/2006	251	250,431
Honda Auto Receivables Owner Trust 2004-3 A2	2.48%		5/18/2007	1,929	1,920,669

See Notes to Schedule of Investments.

1

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Illinois Power Special Purpose Trust 1998-1 A6	5.54%	6/25/2009	$1,401	$1,419,183
MBNA Credit Card Master Note Trust 2002-A1 A1	4.95%	6/15/2009	600	607,813
MBNA Credit Card Master Note Trust 2004-A4	2.70%	9/15/2009	1,625	1,589,489
MBNA Master Credit Card Trust 1996-G A	3.751%#	12/15/2008	800	801,667
MBNA Master Credit Card Trust 1996-M A	3.92%#	4/15/2009	500	500,997
MBNA Master Credit Card Trust 1999-D A	3.761%#	11/17/2008	850	851,779
Nissan Auto Receivables Owner Trust 2005-B A3	3.99%	7/15/2009	3,180	3,173,980
Residential Asset Securities Corp. 2005-KS1 A1	3.751%#	4/25/2025	822	822,500
Saxon Asset Securities Trust 2005-1 A2A	3.751%#	5/25/2035	855	855,851
Standard Credit Card Master Trust 1995-9 A	6.55%	10/7/2007	683	685,095
Total				52,336,693

Corporate Bonds 17.49%
Airgas, Inc.	7.75%	9/15/2006	1,725	1,787,531
Allegheny Ludlum Corp.	6.95%	12/15/2025	555	538,350
Allied Waste North America, Inc +	7.25%	3/15/2015	600	598,500
Amerada Hess Corp.	7.875%	10/1/2029	503	644,888
AT&T Broadband Corp.	9.455%	11/15/2022	893	1,251,869
Ball Corp.	6.875%	12/15/2012	805	841,225
Chesapeake Energy Corp.	6.25%	1/15/2018	785	782,056
Corn Products Int’l., Inc.	8.45%	8/15/2009	881	994,719
Corning, Inc.	5.90%	3/15/2014	205	214,129
Corning, Inc.	6.05%	6/15/2015	330	339,758
Coventry Healthcare, Inc.	5.875%	1/15/2012	570	587,100
Cox Communications, Inc.	5.45%	12/15/2014	1,060	1,078,823
Dun & Bradstreet Corp. (The)	6.625%	3/15/2006	1,030	1,041,919
FMC Corp.	7.00%	5/15/2008	665	701,575
Ford Motor Credit Co.	6.875%	2/1/2006	15,014	15,115,375
Fort James Corp.	6.875%	9/15/2007	740	765,900
Fort James Corp.	7.75%	11/15/2023	215	243,488
France Telecom S.A.(a)	9.25%#	3/1/2031	629	882,074
General Electric Capital Corp.	4.125%	3/4/2008	665	664,360
General Electric Capital Corp.	7.375%	1/19/2010	1,818	2,034,869
General Electric Co.	5.00%	2/1/2013	3,648	3,751,811
General Mills, Inc.	5.125%	2/15/2007	1,091	1,103,167
General Motors Corp.	8.375%	7/15/2033	661	558,545

See Notes to Schedule of Investments.

2

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Goldman Sachs Group, Inc. (The)	6.125%	2/15/2033	$732	$793,143
Harrah’s Operating Co., Inc.	8.00%	2/1/2011	881	1,007,068
Hornbeck Offshore Services, Inc.	6.125%	12/1/2014	350	352,188
Household Finance Corp.	5.75%	1/30/2007	410	418,477
Household Finance Corp.	7.00%	5/15/2012	1,605	1,814,616
Int’l. Flavors & Fragrances, Inc.	6.45%	5/15/2006	1,206	1,221,340
Kansas City Power & Light Co.	7.125%	12/15/2005	97	97,757
KB Home	5.875%	1/15/2015	375	366,809
Kerr-McGee Corp.	6.95%	7/1/2024	450	487,340
Lubrizol Corp. (The)	5.50%	10/1/2014	720	746,762
MGM Mirage, Inc.	6.75%	9/1/2012	710	731,300
Nevada Power Co. +	5.875%	1/15/2015	325	329,875
Nevada Power Co.	8.25%	6/1/2011	450	509,625
Nextel Communications, Inc.	7.375%	8/1/2015	645	697,198
Noranda, Inc.(a)	6.20%	6/15/2035	471	482,357
Northwest Pipeline Corp.	8.125%	3/1/2010	865	932,038
NorthWestern Corp. +	5.875%	11/1/2014	305	316,477
Peabody Energy Corp.	5.875%	4/15/2016	880	880,000
Phelps Dodge Corp.	9.50%	6/1/2031	260	390,814
Potash Corp. of Saskatchewan, Inc.(a)	7.75%	5/31/2011	1,205	1,390,196
Qwest Corp.	7.25%	10/15/2035	1,020	920,550
Rogers Wireless, Inc.(a)	7.25%	12/15/2012	395	425,613
Scholastic Corp.	5.75%	1/15/2007	1,195	1,214,189
Sprint Capital Corp.	8.75%	3/15/2032	302	422,727
SunGard Data Systems, Inc. +	9.125%	8/15/2013	405	427,275
Telecom Italia Capital S.A.(a)	6.375%	11/15/2033	1,464	1,581,309
Telus Corp.(a)	8.00%	6/1/2011	840	978,237
Tennessee Gas Pipeline	6.00%	12/15/2011	108	103,140
Time Warner, Inc.	6.125%	4/15/2006	435	440,219
Time Warner, Inc.	7.625%	4/15/2031	1,263	1,544,211
TXU Corp.	5.55%	11/15/2014	885	872,085
UnitedHealth Group, Inc.	3.375%	8/15/2007	1,419	1,396,432
Ventas Realty L.P. Capital Corp.	6.625%	10/15/2014	640	654,400
Verizon Global Funding Corp.	7.25%	12/1/2010	1,003	1,128,860
Weyerhaeuser Co.	7.375%	3/15/2032	316	374,720

See Notes to Schedule of Investments.

3

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Wynn Las Vegas LLC/Capital Corp.	6.625%	12/1/2014	$650	$635,375
Total				63,606,753

Foreign Bonds 1.12%
Republic of Argentina(a)	3.00%#	4/30/2013	290	236,466
Republic of Bulgaria +(a)	8.25%	1/15/2015	225	281,813
Republic of South Africa(a)	6.50%	6/2/2014	410	455,100
Republic of Turkey(a)	8.00%	2/14/2034	320	330,000
Republic of Venezuela(a)	9.375%	1/13/2034	545	592,687
Russian Federation +(a)	5.00%#	3/31/2030	1,898	2,168,465
Total				4,064,531

Government Sponsored Enterprises Bond 2.82%
Federal National Mortgage Assoc.	6.625%	11/15/2010	9,200	10,260,254

Government Sponsored Enterprises
Pass-Throughs 37.39%
Federal Home Loan Mortgage Corp. Gold	4.50%	TBA	4,720	4,669,850
Federal Home Loan Mortgage Corp. Gold	5.00%	TBA	9,975	9,906,422
Federal Home Loan Mortgage Corp. A13484	7.00%	9/1/2033	76	79,573
Federal Home Loan Mortgage Corp. B12955	5.00%	3/1/2019	1,822	1,837,119
Federal Home Loan Mortgage Corp. B13801	4.50%	4/1/2019	552	548,496
Federal Home Loan Mortgage Corp. B14216	4.50%	5/1/2019	1,616	1,604,544
Federal Home Loan Mortgage Corp. B15140	4.50%	6/1/2019	1,245	1,236,520
Federal Home Loan Mortgage Corp. B15593	5.50%	7/1/2019	1,373	1,404,273
Federal Home Loan Mortgage Corp. B18257	5.00%	5/1/2020	1,445	1,456,935
Federal Home Loan Mortgage Corp. C01811	5.00%	4/1/2034	7,583	7,542,346
Federal Home Loan Mortgage Corp. C63990	7.00%	2/1/2032	91	95,464
Federal Home Loan Mortgage Corp. C66953	7.00%	5/1/2032	375	392,954
Federal Home Loan Mortgage Corp. C77216	7.00%	8/1/2032	136	142,436
Federal Home Loan Mortgage Corp. E01488	5.00%	10/1/2018	3,607	3,638,727
Federal Home Loan Mortgage Corp. G08009	5.00%	9/1/2034	1,551	1,542,446
Federal Home Loan Mortgage Corp. G11659	4.50%	1/1/2019	918	911,761
Federal Home Loan Mortgage Corp. G18001	4.50%	7/1/2019	930	924,075
Federal Home Loan Mortgage Corp. G18053	5.00%	5/1/2020	24	24,279
Federal National Mortgage Assoc.	4.50%	11/1/2019	2,495	2,477,206

See Notes to Schedule of Investments.

4

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Federal National Mortgage Assoc.	4.532%#	12/1/2034	$3,144	$3,140,071
Federal National Mortgage Assoc.	4.574%#	6/1/2035	3,041	3,034,649
Federal National Mortgage Assoc.	4.64%	7/1/2015	5,724	5,766,674
Federal National Mortgage Assoc.	4.69%	7/1/2015	1,498	1,514,865
Federal National Mortgage Assoc.	4.74%	4/1/2015	1,200	1,214,335
Federal National Mortgage Assoc.	4.79%	7/1/2015	1,400	1,393,630
Federal National Mortgage Assoc.	5.16%	4/1/2015	2,000	2,085,297
Federal National Mortgage Assoc.	5.50%	TBA	48,835	49,338,587
Federal National Mortgage Assoc.	5.50%	9/1/2034	433	437,564
Federal National Mortgage Assoc.	5.50%	11/1/2034	1,656	1,674,144
Federal National Mortgage Assoc.	6.50%	TBA	24,685	25,510,417
Federal National Mortgage Assoc.	6.50%	7/1/2008	342	357,549
Federal National Mortgage Assoc.	6.87%	4/1/2006	44	44,379
Federal National Mortgage Assoc.	7.012%	7/1/2006	6	6,066
Total				135,953,653

Municipal Bonds 0.96%
Houston TX Independent School District(d)	5.00%	2/15/2032	1,170	1,236,772
Houston TX Utility Systems Revenue
Refunding Comb First Lien(c)(d)	5.00%	11/15/2035	2,111	2,234,768
Total				3,471,540

Non-Agency Commercial
Mortgage-Backed Securities 21.31%
Banc of America Commercial
Mortgage, Inc. 2004-2 A1	2.764%	11/10/2038	4,037	3,921,744
Banc of America Commercial
Mortgage, Inc. 2005-1 A2	4.64%	11/10/2042	4,270	4,302,338
Bear Stearns Commercial Mortgage
Securities 2003-T12 A1	2.96%	8/13/2039	6,914	6,719,062
Bear Stearns Commercial Mortgage
Securities 2004-PWR6 A2	4.133%	11/11/2041	740	732,240
Credit Suisse First Boston Mortgage
Securities 1998-C2 A1	5.96%	11/11/2030	309	310,885
Credit Suisse First Boston Mortgage
Securities 2004-C1 A2	3.516%	1/15/2037	2,410	2,358,250
Credit Suisse First Boston Mortgage
Securities 2004-C3 A3	4.302%	7/15/2036	1,630	1,621,265
GMAC Commercial Mortgage Securities, Inc.	4.93%	7/10/2039	1,345	1,375,973

See Notes to Schedule of Investments.

5

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)		Value
GMAC Commercial Mortgage
Securities, Inc. 2003-C1 A2	4.079%	5/10/2036	$7,205		$7,005,619
Greenwich Capital Commercial
Funding Corp. 2004-GG1 A2	3.835%	6/10/2036	2,383		2,363,715
GS Mortgage Securities Corp. II 2003-C1 A2A	3.59%	1/10/2040	1,600		1,579,576
JPMorgan Chase Commercial Mortgage
Securities 2005-LDP1	4.116%	3/15/2046	2,409		2,400,738
JPMorgan Chase Commercial Mortgage
Securities 2002-C1 A2	4.914%	7/12/2037	390		395,792
LB-UBS Commercial Mortgage Trust 2003-C1 A4	4.394%	3/15/2032	8,925		8,837,107
LB-UBS Commercial Mortgage Trust 2004-C1 A1	2.964%	1/15/2029	2,411		2,344,197
LB-UBS Commercial Mortgage Trust 2004-C2 A2	3.246%	3/15/2029	2,620		2,528,587
LB-UBS Commercial Mortgage Trust 2004-C7 A2	3.992%	10/15/2029	4,440		4,363,005
Merrill Lynch Mortgage Trust 2005-MKB2 A1	4.446%	9/12/2042	2,550		2,557,838
Morgan Stanley Capital I 2003-IQ4	3.27%	5/15/2040	525		502,751
Morgan Stanley Capital I 2003-IQ6 A3	4.74%	12/15/2041	1,795		1,814,101
Morgan Stanley Capital I 2003-IQ6 A4	4.97%	12/15/2041	1,415		1,444,059
Morgan Stanley Capital I 2004-HQ3 A4	4.80%	1/13/2041	4,800		4,860,668
Wachovia Bank Commercial Mortgage
Trust 2003-C5 A2	3.989%	6/15/2035	8,960		8,630,138
Wachovia Bank Commercial Mortgage
Trust 2004-C12 A1	3.404%	7/15/2041	795		780,404
Wachovia Bank Commercial Mortgage
Trust 2005-C17 A1	4.43%	3/15/2042	3,711		3,724,619
Total					77,474,671

Pass-Through Agency 0.00%
Government National Mortgage Assoc.	12.00%	8/15/2013	—	(b)	94

U.S. Treasury Obligations 12.75%
U.S. Treasury Bond	5.25%	2/15/2029	6,795		7,733,831
U.S. Treasury Note	3.50%	12/15/2009	558		550,350
U.S. Treasury Note	3.625%	4/30/2007	7,412		7,389,423
U.S. Treasury Note	4.00%	6/15/2009	846		850,859
U.S. Treasury Note	4.00%	3/15/2010	337		339,001
U.S. Treasury Note	4.25%	8/15/2013	18,285		18,627,862
U.S. Treasury Note	4.875%	2/15/2012	4,483		4,723,612
U.S. Treasury Note	5.00%	8/15/2011	1,730		1,831,300
U.S. Treasury Strip	Zero Coupon	8/15/2020	1,850		971,992

See Notes to Schedule of Investments.

6

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
U.S. Treasury Strip	Zero Coupon	11/15/2027	$8,737	$3,352,832
Total				46,371,062
Total Long-Term Investments (cost $389,632,028)				393,539,251

SHORT-TERM INVESTMENTS 19.02%

Repurchase Agreements 19.02%

Repurchase Agreement dated 8/31/2005, 3.57% due 9/1/2005 with JPMorgan Chase & Co. collateralized by $70,030,000 of Federal Home Loan Mortgage Corp. at 3.625% due 2/15/2007; value: $69,653,239; proceeds: $68,404,783			68,398	68,398,000

Repurchase Agreement dated 8/31/2005, 2.93% due 9/1/2005 with State Street Bank & Trust Co. collateralized by $800,000 of Federal National Mortgage Assoc. at 2.25% due 2/28/2006; value: $794,000; proceeds: $773,956			774	773,893
Total Short-Term Investments (cost $69,171,893)				69,171,893
Total Investments in Securities 127.25% (cost $458,803,921)				462,711,144
Liabilities in Excess of Other Assets (27.25%)				(99,075,077)
Net Assets 100.00%				$363,636,067

#	Variable rate security. The interest rate represents the rate at August 31, 2005.
+	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(a)	Foreign security traded in U.S. dollars.
(b)	Amount represents less than $1,000.
(c)	Security purchased on a when-issued basis.
(d)	Insured by Financial Security Assurance, Inc. municipal bond insurance company.
TBA	To be announced. Security is purchased on a forward commitment basis with an approximate principal and maturity date.
Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

See Notes to Schedule of Investments.

7

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - U.S. GOVERNMENT AND

GOVERNMENT SPONSORED ENTERPRISES FUND August 31, 2005

				Principal
	Interest		Maturity	Amount
Investments	Rate		Date	(000)		Value
LONG-TERM INVESTMENTS 112.57%

Agency Collateralized Mortgage Obligation 0.11%
Government National Mortgage Assoc. 2004-16 BG	3.50%		8/20/2028	$940		$937,076

Government Sponsored Enterprises Bond 2.28%
Federal National Mortgage Assoc.	6.625%		11/15/2010	17,209		19,192,251

Government Sponsored Enterprises Collateralized Mortgage Obligations 9.77%
Federal Home Loan Mortgage Corp. 73 G IO	1095.35	%(b)	10/15/2020	1		1,874
Federal Home Loan Mortgage Corp. 141 A PO	Zero Coupon		7/1/2022	87		78,631
Federal Home Loan Mortgage Corp. 181 F IO	494.14	%(b)	8/15/2021	9		10,933
Federal Home Loan Mortgage Corp. 1020 S IO	900.95	%(b)	12/15/2020	1		1,044
Federal Home Loan Mortgage Corp. 1032 IO	544.714	%(b)	12/15/2020	1		2,007
Federal Home Loan Mortgage Corp. 1046 I IO	1009.00	%(b)	2/15/2021	1		1,269
Federal Home Loan Mortgage Corp. 1049 N IO	1010.50	%(b)	2/15/2021	2		3,962
Federal Home Loan Mortgage Corp. 1058 I IO	1008.50	%(b)	4/15/2021	—	(a)	852
Federal Home Loan Mortgage Corp. 1059 U IO	409.00	%(b)	4/15/2021	1		1,654
Federal Home Loan Mortgage Corp. 1066 S IO	1195.607	%(b)	4/15/2021	2		3,373
Federal Home Loan Mortgage Corp. 1082 D IO	1007.78	%(b)	5/15/2021	4		6,946
Federal Home Loan Mortgage Corp. 1095 A PO	Zero Coupon		6/15/2021	102		101,262
Federal Home Loan Mortgage Corp. 1137 M IO	1185.497	%(b)	9/15/2021	1		1,528
Federal Home Loan Mortgage Corp. 1148 F PO	Zero Coupon		10/15/2021	226		225,053
Federal Home Loan Mortgage Corp. 1180 G IO	1008.40	%(b)	11/15/2021	—	(a)	610
Federal Home Loan Mortgage Corp. 1200 IB IO	1007.00	%(b)	2/15/2022	—	(a)	233
Federal Home Loan Mortgage Corp. 1241 X IO	982.654	(b)#	4/15/2022	—	(a)	543
Federal Home Loan Mortgage Corp. 1363 B PO	Zero Coupon		8/15/2022	237		236,279
Federal Home Loan Mortgage Corp. 1364 A	4.075	%#	9/15/2007	9		8,746
Federal Home Loan Mortgage Corp. 1372 C PO	Zero Coupon		9/15/2022	159		142,111
Federal Home Loan Mortgage Corp. 2621 TC	3.00%		1/15/2026	1,989		1,936,979
Federal Home Loan Mortgage Corp. 2630 AN	3.50%		11/15/2015	2,058		2,051,284
Federal Home Loan Mortgage Corp. 2630 KG	3.50%		12/15/2008	1,015		1,014,137

See Notes to Schedule of Investments.

1

				Principal
	Interest		Maturity	Amount
Investments	Rate		Date	(000)	Value
Federal Home Loan Mortgage Corp. 2658 PA	3.75%		11/15/2007	$1,311	$1,310,187
Federal Home Loan Mortgage Corp. 2676 LT	3.00%		4/15/2017	7,820	7,760,489
Federal Home Loan Mortgage Corp. 2684 QM	3.50%		3/15/2019	583	579,905
Federal Home Loan Mortgage Corp. 2707 XK	4.00%		3/15/2011	2,253	2,251,681
Federal Home Loan Mortgage Corp. 2713 EC	3.50%		3/15/2018	9,727	9,676,931
Federal Home Loan Mortgage Corp. 2759 AU	3.50%		5/15/2019	8,409	8,346,719
Federal Home Loan Mortgage Corp. 2836 DG	5.00%		6/15/2016	25,000	25,141,010
Federal National Mortgage Assoc. 94 2 IO	9.50%		8/1/2021	38	8,507
Federal National Mortgage Assoc. 133 1 PO	Zero Coupon		4/25/2022	17	14,694
Federal National Mortgage Assoc. 1991-158 E IO	1008.00	%#(b)	12/25/2021	1	20,589
Federal National Mortgage Assoc. 1993-86 L	6.75%		6/25/2008	712	715,114
Federal National Mortgage Assoc. 1994-33 H	6.00%		3/25/2009	3,938	4,017,883
Federal National Mortgage Assoc. 2003-54 PB	4.00%		9/25/2017	843	840,969
Federal National Mortgage Assoc. 2003-84 GA	4.50%		4/25/2009	1,760	1,760,553
Federal National Mortgage Assoc. 2003-84 PL	3.50%		4/25/2018	4,006	3,982,398
Federal National Mortgage Assoc. 2003-86 NA	4.00%		2/25/2013	1,538	1,532,105
Federal National Mortgage Assoc. 2003-122 OP	3.50%		9/25/2009	1,550	1,541,288
Federal National Mortgage Assoc. 2003-129 MA	4.00%		12/25/2012	4,408	4,399,135
Federal National Mortgage Assoc. 2004-81 KA	4.50%		5/25/2012	2,747	2,752,089
Total					82,483,556

Government Sponsored Enterprises Pass-Throughs 74.95%
Federal Home Loan Mortgage Corp. Gold	4.50%		TBA	16,515	16,385,985
Federal Home Loan Mortgage Corp. Gold	5.00%		TBA	74,395	73,883,534
Federal Home Loan Mortgage Corp. 1B2778	4.367	%#	2/1/2035	6,777	6,774,288
Federal Home Loan Mortgage Corp. A13484	7.00%		9/1/2033	3,504	3,684,816
Federal Home Loan Mortgage Corp. B10459	5.50%		10/1/2018	4,523	4,624,830
Federal Home Loan Mortgage Corp. B10505	5.00%		11/1/2018	5,632	5,681,368
Federal Home Loan Mortgage Corp. B13178	5.00%		4/1/2019	5,460	5,506,246
Federal Home Loan Mortgage Corp. B13585	4.50%		4/1/2019	8,994	8,931,455
Federal Home Loan Mortgage Corp. B13801	4.50%		4/1/2019	6,830	6,782,359
Federal Home Loan Mortgage Corp. B14164	4.50%		5/1/2019	11,185	11,107,830
Federal Home Loan Mortgage Corp. B14216	4.50%		5/1/2019	5,632	5,592,701
Federal Home Loan Mortgage Corp. B14217	4.50%		5/1/2019	15,745	15,635,929
Federal Home Loan Mortgage Corp. B15283	4.50%		6/1/2019	5,257	5,220,167

See Notes to Schedule of Investments.

2

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Federal Home Loan Mortgage Corp. B15328	5.00%	6/1/2019	$622	$627,045
Federal Home Loan Mortgage Corp. B15593	5.50%	7/1/2019	8,095	8,277,196
Federal Home Loan Mortgage Corp. B16574	5.00%	9/1/2019	233	235,161
Federal Home Loan Mortgage Corp. C01329	7.00%	3/1/2032	906	948,158
Federal Home Loan Mortgage Corp. C01345	7.00%	4/1/2032	3,185	3,333,323
Federal Home Loan Mortgage Corp. C01367	7.00%	5/1/2032	1,159	1,213,189
Federal Home Loan Mortgage Corp. C01811	5.00%	4/1/2034	19,105	19,001,423
Federal Home Loan Mortgage Corp. E01488	5.00%	10/1/2018	885	892,352
Federal Home Loan Mortgage Corp. E01641	4.50%	5/1/2019	14,288	14,189,440
Federal Home Loan Mortgage Corp. E98967	5.00%	9/1/2018	7,307	7,371,655
Federal Home Loan Mortgage Corp. E99132	5.00%	9/1/2018	7,748	7,815,987
Federal Home Loan Mortgage Corp. G18002	5.00%	7/1/2019	5,571	5,617,850
Federal Home Loan Mortgage Corp. G18009	5.00%	9/1/2019	3,624	3,654,909
Federal Home Loan Mortgage Corp. G18053	5.00%	5/1/2020	6,103	6,154,305
Federal Home Loan Mortgage Corp. G18065	5.00%	7/1/2020	7,503	7,566,196
Federal National Mortgage Assoc.	3.915%#	11/1/2034	4,495	4,479,485
Federal National Mortgage Assoc.	4.50%	11/1/2019	4,721	4,686,784
Federal National Mortgage Assoc.	4.532%#	12/1/2034	5,114	5,108,075
Federal National Mortgage Assoc.	4.574%#	6/1/2035	11,164	11,141,538
Federal National Mortgage Assoc.	4.74%	4/1/2015	10,350	10,473,642
Federal National Mortgage Assoc.	5.16%	4/1/2015	4,900	5,108,977
Federal National Mortgage Assoc.	5.50%	TBA	127,285	128,597,563
Federal National Mortgage Assoc.	5.50%	11/1/2025	1,536	1,551,737
Federal National Mortgage Assoc.	5.50%	11/1/2034	13,779	13,929,639
Federal National Mortgage Assoc.	5.50%	3/1/2035	31,514	31,859,524
Federal National Mortgage Assoc.	6.50%	TBA	151,570	156,638,198
Federal National Mortgage Assoc.	6.715%	10/1/2005	2,537	2,536,491
Total				632,821,350

Pass-Through Agency 0.35%
Government National Mortgage Assoc.	7.00%	8/15/2027	2,821	2,974,849

U.S. Treasury Obligations 25.11%
U.S. Treasury Bond	5.25%	2/15/2029	22,783	25,930,813
U.S. Treasury Note	3.125%	1/31/2007	53,649	53,150,279
U.S. Treasury Note	3.50%	12/15/2009	14,921	14,716,433

See Notes to Schedule of Investments.

3

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
U.S. Treasury Note	3.625%	4/30/2007	$9,325	$9,296,596
U.S. Treasury Note	4.25%	8/15/2013	16,764	17,078,342
U.S. Treasury Note	4.875%	2/15/2012	18,572	19,568,796
U.S. Treasury Note	5.00%	8/15/2011	11,643	12,324,756
U.S. Treasury Strip	Zero Coupon	8/15/2020	88,675	46,589,934
U.S. Treasury Strip	Zero Coupon	11/15/2027	34,861	13,377,943
Total				212,033,892
Total Long-Term Investments (cost $933,429,738)				950,442,974

SHORT-TERM INVESTMENTS 35.81%

Repurchase Agreements 35.81%

Repurchase Agreement dated 8/31/2005, 3.57% due 9/1/2005 with JPMorgan Chase & Co. collateralized by $200,000,000 of Federal Home Loan Bank at 4.375% due 9/17/2010 and $106,170,000 of Federal Home Loan Mortgage Corp. at 3.625% due 2/15/2007; value: $307,502,805; proceeds: $302,009,946			301,980	301,980,000

Repurchase Agreement dated 8/31/2005, 2.93% due 9/1/2005 with State Street Bank & Trust Co. collateralized by $410,000 of Federal Home Loan Bank at 4.125% due 2/15/2008; value: $410,577; proceeds: $398,104			398	398,071
Total Short-Term Investments (cost $302,378,071)				302,378,071
Total Investments in Securities 148.38% (cost $1,235,807,809)				1,252,821,045
Liabilities in Excess of Other Assets (48.38%)				(408,484,040)
Net Assets 100.00%				$844,337,005

#	Variable rate security. The interest rate represents the rate at August 31, 2005.
(a)	Amount represents less than $1,000.
(b)

IOettes. This security represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, however, a nominal amount of principal is assigned to an IOette. This amount is very small in relation to the interest flow that constitutes almost all of the IOette cash flow. The stated price and coupon are linked to that small principal amount therefore appear unusually large.

IO	Interest Only.
PO	Principal Only.
TBA	To be announced. Security is purchased on a forward commitment basis with an approximate principal and maturity date.
Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - WORLD GROWTH & INCOME STRATEGY FUND August 31, 2005

		Value
Investments	Shares	(000)
INVESTMENTS IN UNDERLYING FUNDS 83.54%

Lord Abbett Growth Opportunities
Fund - Class Y*(a)	12,103	$255

Lord Abbett International Core Equity
Fund - Class Y(b)	123,081	1,526

Lord Abbett Large-Cap Core
Fund - Class Y(c)	44,985	1,272

Lord Abbett Large-Cap Growth
Fund - Class Y*(d)	148,348	764

Lord Abbett Total Return
Fund - Class Y(e)	119,310	1,265

Total Investments in Underlying Funds (cost $5,048,896)		5,082

	Principal
	Amount
	(000)
SHORT-TERM INVESTMENT 11.53%

Repurchase Agreement 11.53%
Repurchase Agreement dated 8/31/2005, 2.93% due 9/1/2005 with State Street Bank & Trust Co. collateralized by $705,000 of Federal National Mortgage Assoc. at 4.20% due 3/24/2008; value: $715,575; proceeds: $701,375 (cost $701,318)	$701	701

Total Investments in Securities 95.07% (cost $5,750,214)		5,783
Other Assets in Excess of Liabilities 4.93%		300
Net Assets 100.00%		$6,083

*	Non-income producing security.
(a)	Fund investment objective is capital appreciation.
(b)	Fund investment objective is to seek long-term capital appreciation.
(c)	Fund investment objective is growth of capital and growth of income consistent with reasonable risk.
(d)	Fund investment objective is to seek long-term capital growth.
(e)	Fund investment objective is to seek income and capital appreciation to produce a high total return.

See Notes to Schedule of Investments.

1

Notes to Schedule of Investments (unaudited)

1.          ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940 (the “Act”) as a diversified open-end management investment company organized as a Delaware Business Trust on August 16, 1993. The Trust currently consists of the following nine funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Balanced Strategy Fund (“Balanced Strategy Fund”), Lord Abbett Convertible Fund (“Convertible Fund”), Lord Abbett Core Fixed Income Fund (“Core Fixed Income Fund”), Lord Abbett High Yield Fund (“High Yield Fund”), Lord Abbett Income Strategy Fund (“Income Strategy Fund”), Lord Abbett Limited Duration U.S. Government & Government Sponsored Enterprises Fund (“Limited Duration Fund”), Lord Abbett Total Return Fund (“Total Return Fund”), Lord Abbett U.S. Government Securities & Government Sponsored Enterprises Fund (“U.S. Government Fund”), and Lord Abbett World Growth & Income Strategy Fund (“World Growth & Income Strategy Fund”).  Income Strategy Fund and World Growth & Income Strategy Fund commenced investment operations and were effective with the SEC on June 29, 2005.  The date shares first came available to the public was July 1, 2005.

Balanced Strategy Fund’s investment objective is current income and capital growth.  Convertible Fund’s investment objective is to seek current income and the opportunity for capital appreciation to produce high total return. Core Fixed Income Fund’s and Total Return Fund’s investment objectives are to seek income and capital appreciation to produce a high total return.  High Yield Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. Income Strategy Fund’s investment objective is high level of current income.  Limited Duration Fund’s investment objective is to seek a high level of income from a portfolio consisting primarily of limited duration U.S. Government and Government sponsored enterprises securities. U.S. Government Fund’s investment objective is high current income consistent with reasonable risk.  World Growth & Income Strategy Fund’s investment objective is long-term capital appreciation and growth of income.  Balanced Strategy Fund, Income Strategy Fund and World Growth & Income Strategy Fund invest in other mutual funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).

2.          SIGNIFICANT ACCOUNTING POLICIES

(a)      Investment Valuation—Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded.  Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked price.  Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques.  Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded.  If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.  Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees.  Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)     Security Transactions—Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)      Futures Contracts—Futures contracts are marked to market daily, and the variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, open futures contracts are marked to market for Federal income tax purposes at fiscal year-end.  As of August 31, 2005, there were no open futures contracts.

(d)     Repurchase Agreements—Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, a Fund may incur a loss upon disposition of the securities.

(e)      Reverse Repurchase Agreements—Each Fund may enter into reverse repurchase agreements.  In a reverse repurchase agreement, a Fund sells a security to a securities dealer or bank for cash and agrees to repurchase the same security at an agreed-upon later date at an agreed upon price.  Reverse repurchase agreements expose a Fund to credit risk, but this risk is reduced because the Fund maintains collateral equal to at least 100% of the market value of the securities sold.  As of August 31, 2005, there were no open reverse repurchase agreements.

(f)        When-Issued or Forward Transactions—Each Fund may purchase portfolio securities on a when-issued or forward basis.  When-issued or forward transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction.  The value of fixed-income securities to be delivered in the future will fluctuate as interest rates vary.  During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government securities or Government sponsored enterprises) marked to market daily in an amount sufficient to make payment at settlement will be segregated at a Fund’s custodian in order to pay for the commitment.  There is a risk that market yields avaliable at settlement may be higher than yields obtained on the purchase date that could result in depreciation of the value of fixed-income when-issued securities.  At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its net asset value.  Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security.  Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(g)     Mortgage Dollar Rolls—The Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date. Such transactions are treated as financing transactions for financial reporting purposes. During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold. However, the Fund may benefit from the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund will hold and maintain in a segregated account until the forward purchase. The Fund will hold and maintain in a segregated account until the settlement date cash or liquid securities in an amount equal to the forward purchase price.

(h)      Short Sales—Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be realized upon the termination of a short sale.

3.          FEDERAL TAX INFORMATION

As of August 31, 2005, the Funds’ aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

	Balanced Strategy Fund	Convertible Fund	Core Fixed Income Fund
Tax cost	$1,006,207,971	$218,212,750	$106,877,799
Gross unrealized gain	64,001,875	22,032,018	589,103
Gross unrealized loss	—	(3,954,169)	(97,850)
Net unrealized security gain	$64,001,875	$18,077,849	$491,253

	High Yield Fund	Income Strategy Fund	Limited Duration Fund
Tax cost	$197,550,628	$1,671,972	$169,920,044
Gross unrealized gain	5,131,506	5,762	421,655
Gross unrealized loss	(2,042,991)	—	(1,693,662)
Net unrealized security gain (loss)	$3,088,515	$5,762	$(1,272,007)

	Total Return Fund	U.S. Government Fund	World Growth & Income Strategy Fund
Tax cost	$459,888,361	$1,238,199,260	$5,750,214
Gross unrealized gain	3,234,043	17,225,369	32,844
Gross unrealized loss	(411,260)	(2,603,584)	—
Net unrealized security gain	$2,822,783	$14,621,785	$32,844

The difference between book-basis and tax-basis unrealized gains is primarily attributable to wash sales and other temporary tax adjustments.

4.          INVESTMENT RISKS

Balanced Strategy Fund, Convertible Fund, High Yield Fund, Income Strategy Fund, Limited Duration Fund, U.S. Government Fund, and World Growth & Income Strategy Fund:

Each Fund is subject to the general risks and considerations associated with investing in fixed income securities.  The value of an investment will change as interest rates fluctuate and in response to market movements.  When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise.  Longer-term securities are usually more sensitive to interest rate changes.  There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to a Fund, a risk that is greater with high yield bonds in which one or more of the Funds may invest. Some issuers, particularly of high yield bonds (sometimes called “junk bonds”), may default as to principal and/or interest payments after a Fund purchases their securities.  A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund.  High yield bonds are subject to greater price fluctuations, as well as additional risks.

Balanced Strategy Fund’s, Income Strategy Fund’s, and World Growth & Income Strategy Fund’s (each, a “Strategic Allocation Fund”) investments are each concentrated in the Underlying Funds and, as a result, a Strategic Allocation Fund’s performance is directly related to the Underlying Funds’ performance. Each Strategic Allocation Fund’s ability to meet its investment objective depends on the ability of the Underlying Funds to achieve their investment objectives and on the Strategic Allocation Fund’s particular allocation of assets among the Underlying Funds and the asset classes they represent. Consequently, a Strategic Allocation Fund is subject to the particular risks of the Underlying Funds in the proportion in which the Strategic Allocation Fund invests in them. The value of the Underlying Funds’ investments and the net asset values of the shares of both the Strategic Allocation Funds and their Underlying Funds will fluctuate in response to various market and economic factors related to the equity and fixed income markets, as well as the financial condition and prospects of issuers in which the Underlying Funds invest.

Because the Income Strategy Fund will be more heavily invested in fixed income funds than equity funds, it will be more affected by the risks associated with debt securities. Similarly, since the World Growth & Income Strategy Fund will be more heavily invested in equity funds than fixed income funds, it will be more affected by the risks associated with stocks and other equity investments.  Given the Balanced Strategy Fund’s more balanced allocation among fixed income funds and equity funds, it will be affected by risks associated with both equity and fixed income investments.

The Income Strategy Fund may be appropriate for investors with a low risk tolerance who seek monthly income and some appreciation of principal.

The Balanced Strategy Fund may be appropriate for investors with a moderate risk tolerance who seek growth of principal along with a competitive monthly income.

The World Growth & Income Strategy Fund may be appropriate for investors with a high risk tolerance who seek a broadly diversified global portfolio with the potential for long-term capital appreciation.

You may invest in the Underlying Funds directly. By investing in a Strategic Allocation Fund, you will incur a proportionate share of the expenses of the Underlying Funds in addition to any expenses of a Strategic Allocation Fund.

In addition, each Strategic Allocation Fund’s investments are concentrated in the Underlying Funds and, as a result, a Strategic Allocation Fund’s performance is directly related to their performance and subject to their risks, including those associated with equity investing. The values of equity holdings of the Underlying Funds and Convertible Fund will fluctuate in response to movements in the stock market in general and to the changing prospects of the individual companies involved.

Convertible Fund is subject to the general risks and considerations associated with investing in convertible securities, which have both equity and fixed income risk characteristics. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising stock market than equity securities.  They tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for stocks or bonds.

High Yield Fund’s and Convertible Fund’s investments in foreign securities may present increased market, liquidity, currency, political, information, and other risks.

Limited Duration Fund and U.S. Government Fund may invest a substantial portion of their assets in mortgage-related securities, including those of such Government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association.  Limited Duration also may invest in other asset-backed securities.  Such securities may be particularly sensitive to changes in prevailing interest rates.  When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities.

Early principal repayment may deprive a fund of income payments above current markets rates.  The prepayment rate also will affect the price and volatility of a mortgage-related security.  In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, not by the U.S. Government.

These factors can affect Fund performance.

Core Fixed Income Fund and Total Return Fund:

Each Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise.

Each Fund may invest a significant portion of its assets in asset backed securities and mortgage-related securities, including those of such government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. Such securities may be particularly sensitive to changes in prevailing interest rates. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities.  Early principal repayment may deprive a Fund of income payments above current market rates.  The prepayment rate also will affect the price and volatility of these securities. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprises involved, not by the U.S. Government.

The lower-rated or high yield bonds, in which the Total Return Fund may invest, are subject to greater price fluctuations, as well as additional risks.  Each Fund’s investment in foreign securities may present increased market, liquidity, currency, political, information and other risks.

These factors can affect Fund performance.

5.          INVESTMENTS IN UNDERLYING FUNDS

Balanced Strategy Fund, Income Strategy Fund, and World Growth & Income Strategy Fund invest in Underlying Funds managed by Lord Abbett.  As of August 31, 2005 the Funds’ investments were allocated among the Underlying Funds as follows:

Balanced Strategy Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class Y	46.54%
Lord Abbett Bond-Debenture Fund, Inc. – Class Y	26.18%
Lord Abbett Investment Trust - Total Return Fund – Class Y	15.13%
Lord Abbett Research Fund, Inc. - Large Cap-Core Fund – Class Y	10.34%

Income Strategy Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class Y	11.14%
Lord Abbett Investment Trust - High Yield Fund – Class Y	36.69%
Lord Abbett Investment Trust - Total Return Fund – Class Y	25.84%
Lord Abbett Research Fund, Inc. - America’s Value Fund – Class Y	18.47%

World Growth & Income Strategy Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Large-Cap Growth Fund – Class Y	13.21%
Lord Abbett Investment Trust - Total Return Fund – Class Y	21.87%
Lord Abbett Research Fund, Inc. - Large-Cap Core Fund – Class Y	21.99%
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund – Class Y	4.41%
Lord Abbett Securities Trust - International Core Equity Fund – Class Y	26.39%

The Ten Largest Holdings and the Holdings by Sector, as of August 31, 2005, for Lord Abbett Affiliated Fund, Inc., Lord Abbett Bond-Debenture Fund, Inc., Lord Abbett Large-Cap Growth Fund, Lord Abbett Research Fund, Inc. – America’s Value Fund, Lord Abbett Research Fund, Inc. – Growth Opportunities Fund, Lord Abbett Research Fund, Inc. – Large-Cap Core Fund, and Lord Abbett Securities Trust – International Core Equity Fund are presented below.  The Schedules of Investments of High Yield Fund and Total Return Fund are presented earlier in this report.

Lord Abbett Affiliated Fund, Inc.

Ten Largest Holdings	% of Investments
Exxon Mobil Corp.	6.11%
Pfizer, Inc.	2.75%
Wyeth	2.44%
Kraft Foods, Inc. Class A	2.24%
Novartis AG	2.21%
Schlumberger Ltd.	2.14%
General Electric Co.	2.08%
Motorola, Inc.	2.07%
International Paper Co.	1.98%
Baxter Int’l., Inc.	1.95%

Holdings by Sector	% of Investments
Consumer Discretionary	5.91%
Consumer Staples	14.59%
Energy	9.86%
Financials	11.70%
Healthcare	16.01%
Industrials	15.80%
Information Technology	8.14%
Materials	8.73%
Telecommunication Services	4.73%
Utilities	1.51%
Short-Term Investments	3.02%
Total	100.00%

Lord Abbett Bond-Debenture Fund, Inc.

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 5.00%, 2/15/2011	1.24%
General Motors Acceptance Corp., 7.25%, 3/2/2011	1.14%
U.S. Treasury Notes, 4.375%, 5/15/2007	0.89%
Federal National Mortgage Assoc., 6.00%, 11/1/2034	0.83%
Allbritton Communications Co., 7.75%, 12/15/2012	0.78%
Qwest Capital Funding, 7.90%, 8/15/2010	0.75%
El Paso Corp., 7.00%, 5/15/2011	0.65%
Federal National Mortgage Assoc., 5.50%, 7/1/2033	0.63%
Federal National Mortgage Assoc., 6.625%, 10/15/2007	0.62%
Federal Home Loan Mortgage Corp., 5.75%, 4/15/2008	0.62%

Sector	% of Investments
Agency	5.58%
Banking	1.28%
Basic Industry	8.36%
Brokerage	0.16%
Capital Goods	7.10%
Consumer Cyclical	5.71%
Consumer Non-Cyclical	8.36%
Energy	9.06%
Finance & Investment	1.89%
Government Guaranteed	2.73%
Insurance	0.37%
Media	11.94%
Mortgage Backed	0.25%
Services Cyclical	11.87%
Services Non-Cyclical	6.91%
Technology & Electronics	4.80%
Telecommunications	5.55%
Utilities	5.24%
Short-Term Investments	2.84%
Total	100.00%

Lord Abbett Large-Cap Growth Fund

Ten Largest Holdings	% of Investments
Corning, Inc.	4.30%
Intel Corp.	3.90%
Celgene Corp.	3.89%
Marvell Technology Group Ltd.	3.27%
St. Jude Medical, Inc.	3.27%
Wellpoint, Inc.	3.10%
Autodesk, Inc.	2.96%
Walgreen Co.	2.84%
Target Corp.	2.71%
Motorola, Inc.	2.70%

Holdings by Sector	% of Investments
Consumer Discretionary	15.77%
Consumer Staples	8.96%
Financials	4.16%
Healthcare	32.67%
Other	1.92%
Other Energy	5.87%
Technology	30.05%
Short-Term Investments	0.60%
Total	100.00%

Lord Abbett Research Fund, Inc. – America’s Value Fund

Ten Largest Holdings	% of Investments
PanAmSat Holding Corp.	2.71%
U.S. Tresury Note, 4.375%, 5/15/2007	2.53%
Halliburton Co.	2.26%
Tupperware Corp.	2.25%
SBC Communications, Inc.	2.21%
R.R. Donnelley & Sons Co.	2.08%
ServiceMaster Co.	2.07%
Eastman Chemical Co.	2.04%
NiSource, Inc.	2.03%
H.J. Heinz Co.	2.00%

Holdings by Sector	% of Investments
Consumer Discretionary	16.15%
Consumer Staples	5.41%
Energy	7.08%
Financials	19.98%
Healthcare	4.30%
Industrials	11.44%
Information Technology	1.46%
Materials	14.96%
Telecommunication Services	6.62%
Utilities	9.52%
Short-Term Investments	3.08%
Total	100.00%

Lord Abbett Research Fund, Inc. – Growth Opportunities Fund

Ten Largest Holdings	% of Investments
Halliburton Co.	2.41%
Jacobs Engineering Group, Inc.	1.78%
Community Health Systems, Inc.	1.76%
Iron Mountain, Inc.	1.73%
Ingersoll-Rand Co., Ltd. Class A	1.63%
Fisher Scientific Int’l., Inc.	1.62%
Alliance Data Systems Corp.	1.55%
Amdocs Ltd.	1.54%
Invitrogen Corp.	1.48%
Endo Pharmaceuticals Holdings, Inc.	1.46%

Holdings by Sector	% of Investments
Auto & Transportation	2.75%
Consumer Discretionary	24.69%
Consumer Staples	0.92%
Financials	9.35%
Healthcare	16.37%
Materials	8.24%
Other	1.25%
Other Energy	6.05%
Producer Durables	4.92%
Technology	16.05%
Utilities	2.08%
Short-Term Investments	7.33%
Total	100.00%

Lord Abbett Research Fund, Inc. – Large-Cap Core Fund

Ten Largest Holdings	% of Investments
General Electric Co.	3.04%
Exxon Mobil Corp.	2.43%
Microsoft Corp.	2.42%
Pfizer, Inc.	2.12%
Procter & Gamble Co. (The)	1.95%
Wyeth	1.90%
Motorola, Inc.	1.81%
Medtronic, Inc.	1.76%
Johnson & Johnson	1.74%
PepsiCo, Inc.	1.73%

Holdings by Sector	% of Investments
Consumer Discretionary	5.18%
Consumer Staples	15.02%
Energy	6.86%
Financials	7.28%
Healthcare	25.15%
Industrials	13.30%
Information Technology	11.82%
Materials	5.51%
Telecommunication Services	2.46%
Utilities	2.46%
Short-Term Investments	4.96%
Total	100.00%

Lord Abbett Securities Trust – International Core Equity Fund

Ten Largest Holdings	% of Investments
Takefuji Corp.	2.09%
O2 plc	1.79%
Jupiter Telecommunications Co., Ltd.	1.78%
National Bank of Greece S.A.	1.76%
UBS AG Registered Shares	1.75%
Vodafone Group plc	1.75%
BAE SYSTEMS plc	1.74%
Irish Life & Permanent plc	1.72%
Sumitomo Corp.	1.71%
Nestle S.A. Registered Shares	1.68%

Holdings by Sector	% of Investments
Auto	2.81%
Basic Industry	0.52%
Capital Goods	1.23%
Consumer Cylicals	1.58%
Consumer Discretionary	2.80%
Consumer Non-Cyclical	0.79%
Consumer Services	5.14%
Consumer Staples	4.67%
Energy	4.93%
Financial Services	25.12%
Healthcare	10.44%
Integrated Oils	4.63%
Materials and Processing	8.51%
Other	3.83%
Producer Durables	4.69%
Technology	5.53%
Telecommunications	9.03%
Transportation	0.70%
Utilities	1.51%
Short-Term Investments	1.54%
Total	100.00%

Item 2:           Controls and Procedures.

(a)    Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)   There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s third fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:           Exhibits.

(i)            Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT INVESTMENT TRUST

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: October 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: October 24, 2005